UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2024

Date of reporting period:	1/31/2024

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Corporate Bond Fund

March 15, 2024

PGIM Corporate Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	4.54	0.81	1.08	N/A	1.79 (5/28/2015)

Class C	4.26	2.42	0.99	N/A	1.39 (5/28/2015)

Class R	4.52	3.93	1.50	N/A	1.90 (5/28/2015)

Class Z	4.78	4.45	2.01	2.60	—

Class R6	4.78	4.45	2.01	N/A	2.41 (5/28/2015)

Bloomberg US Credit Index

	4.39	4.02	1.97	2.64	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)

Class A, Class C, Class R, Class R6 (5/28/2015)

Bloomberg US Credit Index	2.28

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Credit Index—The Bloomberg US Credit Index measures the performance of investment grade corporate debt and agency bonds that are US dollar denominated and have a remaining maturity of greater than one year.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Corporate Bond Fund 5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.17	4.29	3.41

Class C	0.14	3.69	2.14

Class R	0.16	4.16	-34.98

Class Z	0.18	4.68	3.84

Class R6	0.18	4.68	4.01

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

AAA	7.8

AA	13.4

A	29.3

BBB	46.7

BB	0.7

Cash/Cash Equivalents	2.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Corporate Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,045.40	0.82%	$4.22

	Hypothetical	$1,000.00	$1,021.01	0.82%	$4.17

Class C	Actual	$1,000.00	$1,042.60	1.57%	$8.06

	Hypothetical	$1,000.00	$1,017.24	1.57%	$7.96

Class R	Actual	$1,000.00	$1,045.20	1.07%	$5.50

	Hypothetical	$1,000.00	$1,019.76	1.07%	$5.43

Class Z	Actual	$1,000.00	$1,047.80	0.57%	$2.93

	Hypothetical	$1,000.00	$1,022.27	0.57%	$2.90

Class R6	Actual	$1,000.00	$1,047.80	0.57%	$2.93

	Hypothetical	$1,000.00	$1,022.27	0.57%	$2.90

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Corporate Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
BANK,
Series 2019-BN16, Class A3	3.741%	02/15/52	200	$190,041
Benchmark Mortgage Trust,
Series 2019-B09, Class A4	3.751	03/15/52	200	188,797
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	233,923
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	264	251,630
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A3	3.050	04/10/49	137	131,910
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	71	69,570
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4	3.224	07/15/50	100	94,221
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	180	172,858
Series 2016-C31, Class A4	2.840	11/15/49	273	259,429
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	200	189,693

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,874,200)				1,782,072

CORPORATE BONDS 88.5%

Aerospace & Defense 1.0%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	27,612
Sr. Unsec’d. Notes	5.930	05/01/60	145	144,578

HEICO Corp.,
Gtd. Notes	5.250	08/01/28	20	20,362
Gtd. Notes	5.350	08/01/33	50	50,673

				243,225

Agriculture 1.8%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	75	55,409
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	89,619
Gtd. Notes	4.700	04/02/27	200	198,200

See Notes to Financial Statements.

PGIM Corporate Bond Fund 9

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.375%	02/15/33	100	$102,113

				445,341

Airlines 0.6%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	80	80,556
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	38,621
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	23,157

				142,334

Auto Manufacturers 2.1%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.950	05/28/27	200	195,752
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	100	91,173
Sr. Unsec’d. Notes	6.125	10/01/25	50	50,739
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	205	171,678

				509,342

Banks 24.5%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	3.800	02/23/28	200	189,768
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	266,350
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	251,299
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	66,422
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	96,953
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	232,492
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	200	174,589
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375	01/14/25	250	242,579
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	23,799

See Notes to Financial Statements.

10

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.561%(ff)	05/01/32	155	$129,658
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	288,576
Sub. Notes	4.450	09/29/27	100	97,958
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	56,805
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	1.447(ff)	04/01/25	160	158,681
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	133,317
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	52,712
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	195	150,388
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	19,044
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	183,829
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	40	40,281
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	112,626
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	244,811
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	130,597
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	75,267
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	30,742
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	343,087
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	25	25,423
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	421,007
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	219,293
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	27,839
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	185,014
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25	200	194,554
Sr. Non-Preferred Notes, 144A, MTN	6.447(ff)	01/12/27	255	258,653
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.711(ff)	01/24/35	25	25,383
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	32,379
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	229,687

See Notes to Financial Statements.

PGIM Corporate Bond Fund 11

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491%(ff)	10/23/34	35	$38,138
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	221,467
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	356,356

				6,027,823

Beverages 1.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	195	189,048
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	100	94,470
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.875	05/01/30	30	26,749

				310,267

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	72,060
Sr. Unsec’d. Notes	5.750	03/02/63	30	30,888

				102,948

Chemicals 1.3%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.800	05/15/49	55	49,795
Sr. Unsec’d. Notes	5.250	11/15/41	30	29,147
FMC Corp.,
Sr. Unsec’d. Notes	5.650	05/18/33	100	99,447
Huntsman International LLC,
Sr. Unsec’d. Notes	2.950	06/15/31	75	62,995
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	50	38,305
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	39,024

				318,713

See Notes to Financial Statements.

12

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Coal 0.4%

Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.400%	02/01/43	100	$94,737

Commercial Services 1.6%

California Institute of Technology,
Sr. Unsec’d. Notes	4.700	11/01/2111	50	45,567
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.900	05/01/33	150	149,521
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	76,869
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	160	112,354

				384,311

Computers 0.2%

Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	29,180
Gtd. Notes	4.375	05/15/30	30	28,695

				57,875

Diversified Financial Services 1.4%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,876
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,653
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	100	83,150
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28	30	31,695
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.172	07/14/28	200	176,203

				351,577

Electric 10.1%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	65	45,674
Commonwealth Edison Co.,
First Mortgage	4.700	01/15/44	100	92,081

See Notes to Financial Statements.

PGIM Corporate Bond Fund 13

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Consumers Energy Co.,
First Mortgage	4.200%	09/01/52	65	$55,969
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	150	136,298
Duke Energy Carolinas LLC,
First Mortgage	3.450	04/15/51	50	36,932
Entergy Corp.,
Sr. Unsec’d. Notes	2.950	09/01/26	50	47,628
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	96,296
Florida Power & Light Co.,
First Mortgage	5.300	04/01/53	55	56,183
Liberty Utilities Finance GP 1,
Gtd. Notes, 144A	2.050	09/15/30	230	185,847
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	20	16,498
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	119,744
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	22	18,782
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	32,882
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	74,532
First Mortgage	4.000	12/01/46	100	75,028
First Mortgage	4.950	07/01/50	20	17,396
PacifiCorp,
First Mortgage	4.125	01/15/49	100	79,841
PPL Electric Utilities Corp.,
First Mortgage	4.750	07/15/43	100	94,358
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31	190	213,384
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	61,428
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	400	390,855
Puget Sound Energy, Inc.,
First Mortgage	2.893	09/15/51	20	13,076
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	65,098

See Notes to Financial Statements.

14

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

San Diego Gas & Electric Co., (cont’d.)
Sr. Sec’d. Notes, Series VVV	1.700%	10/01/30	25	$20,662
Southern California Edison Co.,
First Ref. Mortgage	5.500	03/15/40	200	201,442
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.350	01/15/54	50	49,828
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	148,221
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	42,896

				2,488,859

Engineering & Construction 0.9%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	50	52,234
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	164,060

				216,294

Entertainment 0.5%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	20	17,731
Gtd. Notes	5.141	03/15/52	130	111,871

				129,602

Foods 1.0%

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.000	02/02/29	35	30,959
Gtd. Notes	3.000	05/15/32	55	44,680
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	160,594

				236,233

Hand/Machine Tools 0.1%

Regal Rexnord Corp.,
Gtd. Notes, 144A	6.050	02/15/26	30	30,298

See Notes to Financial Statements.

PGIM Corporate Bond Fund 15

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 3.3%

AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780%	07/01/51	30	$19,570
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	92,459
HCA, Inc.,
Gtd. Notes	3.125	03/15/27	40	38,036
Gtd. Notes	5.250	06/15/49	50	46,199
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	73,042
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	35	25,173
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	55	38,342
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	75	72,635
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	66,169
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	130	114,998
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	62,209
Sr. Unsec’d. Notes	3.250	05/15/51	90	66,026
Sr. Unsec’d. Notes	4.750	05/15/52	45	42,580
Sr. Unsec’d. Notes	6.875	02/15/38	55	65,982

				823,420

Housewares 0.4%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	98,396

Insurance 2.1%

Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	50	46,912
Chubb INA Holdings, Inc.,
Gtd. Notes	3.050	12/15/61	55	37,968
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	80	76,514
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.650	04/05/27	45	43,206

See Notes to Financial Statements.

16

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125%	10/15/52	95	$63,470
Sr. Unsec’d. Notes	3.500	10/15/50	60	43,660
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	89,684
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	37	38,044
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	50	49,699
MetLife, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/54	30	30,513

				519,670

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	55	45,637
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	10	10,457

				56,094

Media 1.9%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	10,305
Sr. Sec’d. Notes	4.800	03/01/50	30	22,810
Sr. Sec’d. Notes	6.384	10/23/35	180	181,441
Comcast Corp.,
Gtd. Notes	5.500	05/15/64	130	133,418
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950	10/01/50	35	22,193
Gtd. Notes, 144A	5.450	09/15/28	50	51,054
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	27,460
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes	2.900	03/01/27	25	23,557

				472,238

See Notes to Financial Statements.

PGIM Corporate Bond Fund 17

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 1.4%

Barrick North America Finance LLC (Canada),
Gtd. Notes	7.500%	09/15/38	75	$88,795
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	200	192,986
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	75	67,964

				349,745

Miscellaneous Manufacturing 0.3%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	65	62,950

Office/Business Equipment 0.6%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	150	149,493

Oil & Gas 2.4%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	137,862
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	10,192
Sr. Unsec’d. Notes	6.250	03/15/38	50	52,273
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	40	33,230
Sr. Unsec’d. Notes	5.250	06/15/37	21	20,191
Sr. Unsec’d. Notes	5.400	06/15/47	9	8,484
ConocoPhillips Co.,
Gtd. Notes	4.300	11/15/44	55	48,837
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	55	48,769
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	36,955
Gtd. Notes	6.250	03/15/33	75	80,011
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	90	76,251
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	37,140

				590,195

See Notes to Financial Statements.

18

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 1.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600%	03/15/32	20	$17,923
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	130	121,387
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	68,398
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	76,936

				284,644

Pharmaceuticals 1.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	85,984
Sr. Unsec’d. Notes	4.400	11/06/42	60	55,183
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	100	92,964
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	20	16,739
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	140	135,952
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	18,917

				405,739

Pipelines 8.2%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	100	89,568
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	90	81,650
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,498
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	310	312,442
El Paso Natural Gas Co. LLC,
Gtd. Notes, 144A	3.500	02/15/32	95	81,597
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	139,682
Sr. Unsec’d. Notes	6.250	04/15/49	60	62,230

See Notes to Financial Statements.

PGIM Corporate Bond Fund 19

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.550%	12/01/33	55	$59,379
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	15,094
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	37,724
Gtd. Notes	4.850	03/15/44	100	95,857
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	81,868
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	75	74,637
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,574
Sr. Unsec’d. Notes	4.950	03/14/52	80	71,066
Sr. Unsec’d. Notes	5.200	12/01/47	75	68,365
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	143,262
Gtd. Notes	3.100	03/15/30	45	40,424
Gtd. Notes	4.350	03/15/29	2	1,947
Gtd. Notes	4.500	03/15/50	30	24,714
Gtd. Notes	4.950	07/13/47	50	44,686
Gtd. Notes	5.650	11/01/28	10	10,311
Gtd. Notes	6.625	09/01/53	40	44,045
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	17,463
Gtd. Notes	6.125	03/15/33	40	41,854
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	80	64,460
Western Midstream Operating LP,
Sr. Unsec’d. Notes	6.350	01/15/29	65	67,997
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	101,768
Sr. Unsec’d. Notes	5.300	08/15/52	30	29,176

				2,020,338

Real Estate 0.8%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	187,917

See Notes to Financial Statements.

20

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 7.3%

American Tower Corp.,
Sr. Unsec’d. Notes	3.550%	07/15/27	40	$38,367
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	74,375
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,025
Sr. Unsec’d. Notes	4.125	06/15/26	200	194,616
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31	160	125,951
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	100	98,659
Sr. Unsec’d. Notes	5.600	06/01/29	30	30,542
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	50	44,119
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	98,618
Gtd. Notes	4.000	01/15/31	170	151,748
Gtd. Notes	5.250	06/01/25	60	59,726
Healthpeak OP LLC,
Gtd. Notes	2.125	12/01/28	75	66,163
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes	2.625	11/15/31	115	94,002
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	100	82,390
SITE Centers Corp.,
Sr. Unsec’d. Notes	3.625	02/01/25	306	300,518
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	74,840
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	110	107,802
Welltower OP LLC,
Gtd. Notes	2.800	06/01/31	100	86,544
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	65	50,464

				1,793,469

Retail 0.9%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.625	05/13/51	60	43,702

See Notes to Financial Statements.

PGIM Corporate Bond Fund 21

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850%	03/01/32	90	$79,621
Sr. Unsec’d. Notes	4.750	06/01/30	100	96,066

				219,389

Semiconductors 1.3%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	265,839
Intel Corp.,
Sr. Unsec’d. Notes	5.700	02/10/53	20	21,060
Sr. Unsec’d. Notes	5.900	02/10/63	28	30,298

				317,197

Shipbuilding 0.4%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	3.483	12/01/27	100	94,685

Software 0.8%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	35	25,965
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	66,097
Sr. Unsec’d. Notes	3.900	05/15/35	45	39,890
Sr. Unsec’d. Notes	4.000	07/15/46	60	47,977
Sr. Unsec’d. Notes	6.900	11/09/52	20	23,388

				203,317

Telecommunications 3.6%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	240	190,264
Sr. Unsec’d. Notes	3.550	09/15/55	109	77,415
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31	150	127,756
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	110	99,168
Gtd. Notes	3.875	04/15/30	210	198,418

See Notes to Financial Statements.

22

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355%	03/15/32	80	$66,342
Sr. Unsec’d. Notes	2.650	11/20/40	175	125,288

				884,651

Trucking & Leasing 0.6%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	74,429
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	83,773

				158,202

TOTAL CORPORATE BONDS (cost $23,942,855)				21,781,528

MUNICIPAL BOND 0.2%

Michigan

University of Michigan,
Taxable, Revenue Bonds, Series A
(cost $60,000)	4.454	04/01/2122	60	51,931

SOVEREIGN BOND 0.9%

Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
(cost $209,289)	6.000	05/07/36	211	213,743

TOTAL LONG-TERM INVESTMENTS (cost $26,086,344)				23,829,274

See Notes to Financial Statements.

PGIM Corporate Bond Fund 23

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 2.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $484,103)(wb)	484,103	$484,103

TOTAL INVESTMENTS 98.8% (cost $26,570,447)		24,313,377
Other assets in excess of liabilities(z) 1.2%		296,722

NET ASSETS 100.0%		$24,610,099

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CGM—Citigroup Global Markets, Inc.

GMTN—Global Medium Term Note

LP—Limited Partnership

MTN—Medium Term Note

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	2 Year U.S. Treasury Notes	Mar. 2024	$822,625	$4,432
2	20 Year U.S. Treasury Bonds	Mar. 2024	244,688	4,818
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	516,875	30,522

				39,772

See Notes to Financial Statements.

24

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Futures contracts outstanding at January 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
4	10 Year U.S. Treasury Notes	Mar. 2024	$449,313	$(5,074)

				$34,698

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$1,782,072	$—
Corporate Bonds	—	21,781,528	—
Municipal Bond	—	51,931	—
Sovereign Bond	—	213,743	—
Short-Term Investment
Affiliated Mutual Fund	484,103	—	—

Total	$484,103	$23,829,274	$—

See Notes to Financial Statements.

PGIM Corporate Bond Fund 25

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$39,772	$—	$—

Liabilities
Futures Contracts	$(5,074)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

Banks	24.5%
Electric	10.1
Pipelines	8.2
Real Estate Investment Trusts (REITs)	7.3
Commercial Mortgage-Backed Securities	7.2
Telecommunications	3.6
Healthcare-Services	3.3
Oil & Gas	2.4
Insurance	2.1
Auto Manufacturers	2.1
Affiliated Mutual Fund	2.0
Media	1.9
Agriculture	1.8
Pharmaceuticals	1.6
Commercial Services	1.6
Diversified Financial Services	1.4
Mining	1.4
Chemicals	1.3
Semiconductors	1.3
Beverages	1.3
Packaging & Containers	1.2
Aerospace & Defense	1.0
Foods	1.0

Retail	0.9%
Engineering & Construction	0.9
Sovereign Bond	0.9
Software	0.8
Real Estate	0.8
Trucking & Leasing	0.6
Office/Business Equipment	0.6
Airlines	0.6
Entertainment	0.5
Biotechnology	0.4
Housewares	0.4
Coal	0.4
Shipbuilding	0.4
Miscellaneous Manufacturing	0.3
Computers	0.2
Machinery-Diversified	0.2
Municipal Bond	0.2
Hand/Machine Tools	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these

See Notes to Financial Statements.

26

PGIM Corporate Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$39,772	*	Due from/to broker-variation margin futures	$5,074	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(62,972)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$63,704

For the six months ended January 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,712,308

Futures Contracts - Short Positions (1)	1,050,589

*	Average volume is based on average quarter end balances for the six months ended January 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 27

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $26,086,344)	$23,829,274
Affiliated investments (cost $484,103)	484,103
Dividends and interest receivable	242,053
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Due from Manager	8,110
Receivable for Fund shares sold	7,189
Due from broker—variation margin futures	6,687
Prepaid expenses	863

Total Assets	24,778,279

Liabilities

Payable for investments purchased	71,904
Dividends payable	28,507
Audit fee payable	20,198
Payable for Fund shares purchased	19,229
Shareholders’ reports fee payable	8,380
Custodian and accounting fee payable	7,507
Professional fees payable	6,122
Accrued expenses and other liabilities	3,016
Distribution fee payable	1,621
Affiliated transfer agent fee payable	912
Trustees’ fees payable	784

Total Liabilities	168,180

Net Assets	$24,610,099

Net assets were comprised of:
Shares of beneficial interest, at par	$2,470
Paid-in capital in excess of par	29,594,439
Total distributable earnings (loss)	(4,986,810)

Net assets, January 31, 2024	$24,610,099

See Notes to Financial Statements.

28

Class A

Net asset value and redemption price per share, ($4,747,543 ÷ 475,500 shares of beneficial interest issued and outstanding)	$9.98
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.32

Class C

Net asset value, offering price and redemption price per share, ($734,133 ÷ 73,711 shares of beneficial interest issued and outstanding)	$9.96

Class R

Net asset value, offering price and redemption price per share, ($11,773 ÷ 1,182 shares of beneficial interest issued and outstanding)	$9.96

Class Z

Net asset value, offering price and redemption price per share, ($10,064,483 ÷ 1,010,270 shares of beneficial interest issued and outstanding)	$9.96

Class R6

Net asset value, offering price and redemption price per share, ($9,052,167 ÷ 908,984 shares of beneficial interest issued and outstanding)	$9.96

See Notes to Financial Statements.

PGIM Corporate Bond Fund 29

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$508,073
Affiliated dividend income	5,313

Total income	513,386

Expenses
Management fee	55,661
Distribution fee(a)	9,419
Audit fee	20,198
Professional fees	19,446
Registration fees(a)	18,309
Custodian and accounting fees	16,090
Shareholders’ reports	12,978
Transfer agent’s fees and expenses (including affiliated expense of $2,639)(a)	10,342
Fund data services	9,550
Trustees’ fees	4,997
Miscellaneous	6,904

Total expenses	183,894
Less: Fee waiver and/or expense reimbursement(a)	(103,811)
Distribution fee waiver(a)	(14)

Net expenses	80,069

Net investment income (loss)	433,317

Realized And Unrealized Gain (Loss) On Investment Transactions

Net realized gain (loss) on:
Investment transactions	(479,112)
Futures transactions	(62,972)

(542,084)

Net change in unrealized appreciation (depreciation) on:
Investments	1,167,952
Futures	63,704

1,231,656

Net gain (loss) on investment transactions	689,572

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,122,889

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	5,904	3,473	42	—	—
Registration fees	4,269	2,865	2,461	5,798	2,916
Transfer agent’s fees and expenses	3,247	740	23	6,194	138
Fee waiver and/or expense reimbursement	(21,877)	(5,712)	(2,518)	(44,360)	(29,344)
Distribution fee waiver	—	—	(14)	—	—

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$433,317	$932,568
Net realized gain (loss) on investment transactions	(542,084)	(1,671,423)
Net change in unrealized appreciation (depreciation) on investments	1,231,656	180,865

Net increase (decrease) in net assets resulting from operations	1,122,889	(557,990)

Dividends and Distributions
Distributions from distributable earnings
Class A	(84,870)	(236,373)
Class C	(9,851)	(24,332)
Class R	(187)	(365)
Class Z	(204,637)	(428,432)
Class R6	(166,198)	(384,705)

	(465,743)	(1,074,207)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,772,619	4,594,297
Net asset value of shares issued in reinvestment of dividends and distributions	434,308	1,066,194
Cost of shares purchased	(3,884,983)	(14,051,216)

Net increase (decrease) in net assets from Fund share transactions	(1,678,056)	(8,390,725)

Total increase (decrease)	(1,020,910)	(10,022,922)

Net Assets:

Beginning of period	25,631,009	35,653,931

End of period	$24,610,099	$25,631,009

See Notes to Financial Statements.

PGIM Corporate Bond Fund 31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$10.18	$12.33	$12.34	$11.48	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.26	0.26	0.31	0.34
Net realized and unrealized gain (loss) on investment transactions	0.27		(0.41)	(1.88)	0.03	0.89	0.69
Total from investment operations	0.43		(0.11)	(1.62)	0.29	1.20	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.30)	(0.30)	(0.34)	(0.36)
Distributions from net realized gains	-		-	(0.23)	-	-	-
Total dividends and distributions	(0.17)		(0.35)	(0.53)	(0.30)	(0.34)	(0.36)
Net asset value, end of period	$9.98		$9.72	$10.18	$12.33	$12.34	$11.48
Total Return(b):	4.54%		(1.05)%	(13.55)%	2.42%	10.59%	9.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,748		$5,077	$7,622	$6,980	$5,021	$3,053
Average net assets (000)	$4,698		$6,618	$7,559	$6,654	$3,260	$2,698
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.82	%(c)(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.75	%(c)	1.56%	1.38%	1.37%	1.89%	2.22%
Net investment income (loss)	3.33	%(c)	3.07%	2.32%	2.17%	2.66%	3.14%
Portfolio turnover rate(e)	7%		19%	26%	61%	50%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.69		$10.15	$12.30	$12.31	$11.45	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.17	0.17	0.23	0.26
Net realized and unrealized gain (loss) on investment transactions	0.29		(0.41)	(1.88)	0.03	0.88	0.68
Total from investment operations	0.41		(0.19)	(1.71)	0.20	1.11	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.21)	(0.21)	(0.25)	(0.28)
Distributions from net realized gains	-		-	(0.23)	-	-	-
Total dividends and distributions	(0.14)		(0.27)	(0.44)	(0.21)	(0.25)	(0.28)
Net asset value, end of period	$9.96		$9.69	$10.15	$12.30	$12.31	$11.45
Total Return(b):	4.26%		(1.80)%	(14.23)%	1.66%	9.79%	8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$734		$681	$945	$1,667	$1,783	$1,386
Average net assets (000)	$691		$865	$1,265	$1,741	$1,627	$1,053
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.57	%(c)(d)	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses before waivers and/or expense reimbursement	3.22	%(c)	2.94%	2.82%	2.45%	3.03%	3.49%
Net investment income (loss)	2.58	%(c)	2.32%	1.51%	1.43%	1.92%	2.38%
Portfolio turnover rate(e)	7%		19%	26%	61%	50%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 33

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.69		$10.15	$12.30	$12.31	$11.45	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.23	0.23	0.29	0.31
Net realized and unrealized gain (loss) on investment transactions	0.28		(0.41)	(1.88)	0.03	0.87	0.68
Total from investment operations	0.43		(0.14)	(1.65)	0.26	1.16	0.99
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.27)	(0.27)	(0.30)	(0.33)
Distributions from net realized gains	-		-	(0.23)	-	-	-
Total dividends and distributions	(0.16)		(0.32)	(0.50)	(0.27)	(0.30)	(0.33)
Net asset value, end of period	$9.96		$9.69	$10.15	$12.30	$12.31	$11.45
Total Return(b):	4.52%		(1.31)%	(13.80)%	2.17%	10.34%	9.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11	$11	$13	$13	$20
Average net assets (000)	$11		$11	$12	$13	$19	$19
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.07	%(c)(d)	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	46.11	%(c)	46.23%	45.50%	67.05%	81.14%	65.60%
Net investment income (loss)	3.07	%(c)	2.82%	2.04%	1.93%	2.45%	2.88%
Portfolio turnover rate(e)	7%		19%	26%	61%	50%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.69		$10.16	$12.30	$12.31	$11.45	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.28	0.29	0.34	0.37
Net realized and unrealized gain (loss) on investment transactions	0.28		(0.42)	(1.87)	0.03	0.88	0.67
Total from investment operations	0.45		(0.10)	(1.59)	0.32	1.22	1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.32)	(0.33)	(0.36)	(0.38)
Distributions from net realized gains	-		-	(0.23)	-	-	-
Total dividends and distributions	(0.18)		(0.37)	(0.55)	(0.33)	(0.36)	(0.38)
Net asset value, end of period	$9.96		$9.69	$10.16	$12.30	$12.31	$11.45
Total Return(b):	4.78%		(0.91)%	(13.29)%	2.68%	10.89%	9.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,064		$11,184	$14,150	$18,965	$26,655	$17,356
Average net assets (000)	$10,588		$11,280	$16,421	$24,059	$21,000	$16,929
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.57	%(c)(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.40	%(c)	1.31%	1.02%	1.02%	1.18%	1.41%
Net investment income (loss)	3.58	%(c)	3.32%	2.50%	2.43%	2.91%	3.39%
Portfolio turnover rate(e)	7%		19%	26%	61%	50%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.69		$10.15	$12.30	$12.31	$11.45	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.28	0.29	0.34	0.37
Net realized and unrealized gain (loss) on investment transactions	0.28		(0.41)	(1.88)	0.03	0.88	0.67
Total from investment operations	0.45		(0.09)	(1.60)	0.32	1.22	1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.32)	(0.33)	(0.36)	(0.38)
Distributions from net realized gains	-		-	(0.23)	-	-	-
Total dividends and distributions	(0.18)		(0.37)	(0.55)	(0.33)	(0.36)	(0.38)
Net asset value, end of period	$9.96		$9.69	$10.15	$12.30	$12.31	$11.45
Total Return(b):	4.78%		(0.81)%	(13.37)%	2.68%	10.89%	9.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,052		$8,678	$12,925	$15,567	$9,730	$8,778
Average net assets (000)	$8,617		$10,103	$14,287	$10,732	$9,091	$4,552
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.57	%(c)(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.25	%(c)	1.13%	0.90%	0.91%	1.17%	1.42%
Net investment income (loss)	3.57	%(c)	3.31%	2.53%	2.42%	2.93%	3.39%
Portfolio turnover rate(e)	7%		19%	26%	61%	50%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended January 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Corporate Bond Fund 37

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

38

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker

PGIM Corporate Bond Fund 39

Notes to Financial Statements (unaudited) (continued)

an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

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Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.45% of average daily net assets up to and including $5 billion;	0.45%
0.425% of average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through November 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Corporate Bond Fund 41

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.80%
C	1.55
R	1.05
Z	0.55
R6	0.55

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended January 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

42

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$2,611	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,622,754	$3,653,426

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended January 31, 2024, is presented as follows:

PGIM Corporate Bond Fund 43

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$90,430	$3,210,422	$2,816,749	$—	$—	$484,103	484,103	$5,313

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$26,602,062	$180,876	$(2,434,863)	$(2,253,987)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,952,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a

44

CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,182	100.0%
Z	17,536	1.7
R6	900,299	99.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	36.4%
Unaffiliated	2	39.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2024:
Shares sold	46,601	$444,908
Shares issued in reinvestment of dividends and distributions	8,528	81,852
Shares purchased	(104,249)	(988,993)
Net increase (decrease) in shares outstanding before conversion	(49,120)	(462,233)
Shares issued upon conversion from other share class(es)	2,111	19,782
Net increase (decrease) in shares outstanding	(47,009)	$(442,451)

PGIM Corporate Bond Fund 45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	101,271	$986,984
Shares issued in reinvestment of dividends and distributions	23,845	229,878
Shares purchased	(361,339)	(3,484,124)
Net increase (decrease) in shares outstanding before conversion	(236,223)	(2,267,262)
Shares issued upon conversion from other share class(es)	9,834	96,762
Net increase (decrease) in shares outstanding	(226,389)	$(2,170,500)

Class C
Six months ended January 31, 2024:
Shares sold	8,584	$81,343
Shares issued in reinvestment of dividends and distributions	1,028	9,851
Shares purchased	(4,024)	(38,273)
Net increase (decrease) in shares outstanding before conversion	5,588	52,921
Shares purchased upon conversion into other share class(es)	(2,097)	(19,587)
Net increase (decrease) in shares outstanding	3,491	$33,334

Year ended July 31, 2023:
Shares sold	15,505	$147,719
Shares issued in reinvestment of dividends and distributions	2,523	24,294
Shares purchased	(36,799)	(355,230)
Net increase (decrease) in shares outstanding before conversion	(18,771)	(183,217)
Shares purchased upon conversion into other share class(es)	(4,096)	(39,925)
Net increase (decrease) in shares outstanding	(22,867)	$(223,142)

Class R
Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	20	$187
Net increase (decrease) in shares outstanding	20	$187

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	38	$365
Net increase (decrease) in shares outstanding	38	$365

Class Z
Six months ended January 31, 2024:
Shares sold	130,772	$1,239,147
Shares issued in reinvestment of dividends and distributions	21,322	204,232
Shares purchased	(295,504)	(2,840,249)
Net increase (decrease) in shares outstanding before conversion	(143,410)	(1,396,870)
Shares purchased upon conversion into other share class(es)	(20)	(195)
Net increase (decrease) in shares outstanding	(143,430)	$(1,397,065)

46

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	324,339	$3,155,681
Shares issued in reinvestment of dividends and distributions	44,355	426,971
Shares purchased	(602,494)	(5,879,382)
Net increase (decrease) in shares outstanding before conversion	(233,800)	(2,296,730)
Shares purchased upon conversion into other share class(es)	(5,761)	(56,837)
Net increase (decrease) in shares outstanding	(239,561)	$(2,353,567)

Class R6
Six months ended January 31, 2024:
Shares sold	755	$7,221
Shares issued in reinvestment of dividends and distributions	14,529	138,186
Shares purchased	(1,870)	(17,468)
Net increase (decrease) in shares outstanding	13,414	$127,939

Year ended July 31, 2023:
Shares sold	30,691	$303,913
Shares issued in reinvestment of dividends and distributions	40,052	384,686
Shares purchased	(448,301)	(4,332,480)
Net increase (decrease) in shares outstanding	(377,558)	$(3,643,881)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Corporate Bond Fund 47

Notes to Financial Statements (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to

48

operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Corporate Bond Fund 49

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

50

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short-or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures

PGIM Corporate Bond Fund 51

Notes to Financial Statements (unaudited) (continued)

of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

52

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Corporate Bond Fund 53

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX

CUSIP	875921694	875921686	875921660	875921702	875921678

MF229E2

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Quant Solutions Small-Cap Value Fund

March 15, 2024

PGIM Quant Solutions Small-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24	Average Annual Total Returns as of 1/31/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	2.68	-4.38	5.93	N/A	5.70 (2/14/2014)

Class C	1.91	-1.17	5.86	N/A	4.94 (6/19/2015)

Class R	2.59	1.02	6.96	6.26	—

Class Z	2.79	1.47	7.51	6.81	—

Class R2	2.67	1.18	7.12	N/A	4.13 (12/28/2017)

Class R4	2.76	1.38	7.38	N/A	4.38 (12/28/2017)

Class R6	2.91	1.65	7.63	N/A	7.00 (9/25/2014)

Russell 2000 Value Index

	-0.73	-0.09	6.74	6.68	—

Russell 2000 Index

	-2.02	2.40	6.80	7.03	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)

	Class A (2/14/2014)	Class C (6/19/2015)	Class R2, Class R4 (12/28/2017)	Class R6 (9/25/2014)
Russell 2000 Value Index	6.68	6.72	4.92	7.28
Russell 2000 Index	7.03	6.71	5.38	7.75

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000® Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates.

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Small-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Taylor Morrison Home Corp.	Household Durables	1.0%

Radian Group, Inc.	Financial Services	0.9%

Jackson Financial, Inc. (Class A Stock)	Financial Services	0.9%

PBF Energy, Inc. (Class A Stock)	Oil, Gas & Consumable Fuels	0.9%

Essent Group Ltd.	Financial Services	0.9%

Tri Pointe Homes, Inc.	Household Durables	0.8%

Murphy Oil Corp.	Oil, Gas & Consumable Fuels	0.8%

Civitas Resources, Inc.	Oil, Gas & Consumable Fuels	0.8%

TEGNA, Inc.	Media	0.8%

Century Communities, Inc.	Household Durables	0.8%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Small-Cap Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Small-Cap Value Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,026.80	1.11%	$ 5.66

	Hypothetical	$1,000.00	$1,019.56	1.11%	$ 5.63

Class C	Actual	$1,000.00	$1,019.10	2.62%	$13.30

	Hypothetical	$1,000.00	$1,011.97	2.62%	$13.25

Class R	Actual	$1,000.00	$1,025.90	1.30%	$ 6.62

	Hypothetical	$1,000.00	$1,018.60	1.30%	$ 6.60

Class Z	Actual	$1,000.00	$1,027.90	0.81%	$ 4.13

	Hypothetical	$1,000.00	$1,021.06	0.81%	$ 4.12

Class R2	Actual	$1,000.00	$1,026.70	1.14%	$ 5.81

	Hypothetical	$1,000.00	$1,019.41	1.14%	$ 5.79

Class R4	Actual	$1,000.00	$1,027.60	0.89%	$ 4.54

	Hypothetical	$1,000.00	$1,020.66	0.89%	$ 4.52

Class R6	Actual	$1,000.00	$1,029.10	0.68%	$ 3.47
	Hypothetical	$1,000.00	$1,021.72	0.68%	$ 3.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.7%

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	126,700	$1,962,583

Automobile Components 1.1%
BorgWarner, Inc.	29,700	1,006,830
Dana, Inc.	88,300	1,197,348
Goodyear Tire & Rubber Co. (The)*	128,000	1,784,320
Standard Motor Products, Inc.	7,700	310,695

		4,299,193

Automobiles 0.2%
Harley-Davidson, Inc.	18,500	600,325
Winnebago Industries, Inc.	4,800	315,456

		915,781

Banks 19.4%
Ameris Bancorp	44,000	2,184,160
Associated Banc-Corp.	104,700	2,199,747
Atlantic Union Bankshares Corp.	33,100	1,130,696
Banc of California, Inc.	102,800	1,416,584
BankUnited, Inc.	62,800	1,774,728
Banner Corp.	23,000	1,071,340
Berkshire Hills Bancorp, Inc.	27,500	660,000
Brookline Bancorp, Inc.	75,600	817,992
Business First Bancshares, Inc.	6,500	146,575
Byline Bancorp, Inc.	32,300	705,432
Cadence Bank(a)	58,900	1,567,918
Camden National Corp.	1,700	61,251
Capitol Federal Financial, Inc.	17,400	110,316
Carter Bankshares, Inc.*	4,000	57,840
Cathay General Bancorp	39,600	1,630,332
Central Pacific Financial Corp.	18,000	346,860
Civista Bancshares, Inc.	4,500	76,905
CNB Financial Corp.	29,499	629,804
Community Trust Bancorp, Inc.	17,266	716,539
ConnectOne Bancorp, Inc.	49,100	1,121,444
CrossFirst Bankshares, Inc.*	12,600	177,912
Customers Bancorp, Inc.*	21,700	1,159,648
Dime Community Bancshares, Inc.	19,800	451,638
Eagle Bancorp, Inc.	19,700	488,363
Eastern Bankshares, Inc.	81,900	1,143,324
Enterprise Financial Services Corp.	23,800	990,794

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Financial Institutions, Inc.	58,727	$1,227,394
First Bancorp	4,700	162,432
First Bancshares, Inc. (The)	13,900	353,477
First Busey Corp.	55,600	1,308,824
First Commonwealth Financial Corp.	15,900	222,759
First Financial Bancorp	81,851	1,835,099
First Financial Corp.	18,959	747,364
First Foundation, Inc.	18,600	177,072
First Interstate BancSystem, Inc. (Class A Stock)	52,100	1,433,792
First Merchants Corp.	38,000	1,284,780
First Mid Bancshares, Inc.	4,000	125,880
First of Long Island Corp. (The)	25,700	308,914
Flushing Financial Corp.	23,900	383,117
FS Bancorp, Inc.	1,400	51,548
Fulton Financial Corp.	125,800	1,961,222
Hancock Whitney Corp.	53,300	2,404,363
Hanmi Financial Corp.	31,078	520,557
Heartland Financial USA, Inc.	42,504	1,507,617
Heritage Commerce Corp.	15,400	136,906
Heritage Financial Corp.	19,100	384,865
Hope Bancorp, Inc.	139,916	1,550,269
Horizon Bancorp, Inc.	27,431	359,620
Independent Bank Corp.	24,500	1,374,205
Independent Bank Group, Inc.	20,500	991,175
Metropolitan Bank Holding Corp.*	1,000	48,490
Midland States Bancorp, Inc.	22,200	582,972
MidWestOne Financial Group, Inc.	4,762	121,431
National Bank Holdings Corp. (Class A Stock)	14,000	490,000
Northeast Community Bancorp, Inc.	3,000	51,690
Northfield Bancorp, Inc.	22,400	269,472
Northwest Bancshares, Inc.	56,900	703,853
OceanFirst Financial Corp.	71,000	1,223,330
Old National Bancorp	164,743	2,713,317
Origin Bancorp, Inc.	9,200	280,600
Pacific Premier Bancorp, Inc.	73,500	1,864,695
Peapack-Gladstone Financial Corp.	27,479	757,871
Peoples Bancorp, Inc.	18,800	550,840
Premier Financial Corp.	45,382	948,030
Provident Financial Services, Inc.	87,720	1,451,766
QCR Holdings, Inc.	11,200	654,192
RBB Bancorp	2,500	44,225
Renasant Corp.	44,800	1,417,024
S&T Bancorp, Inc.	31,263	1,042,308
Sandy Spring Bancorp, Inc.	52,500	1,279,950

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Simmons First National Corp. (Class A Stock)	102,600	$1,950,426
SouthState Corp.(a)	28,385	2,358,794
Stellar Bancorp, Inc.	7,000	175,210
Towne Bank	46,800	1,315,548
TriCo Bancshares	1,600	58,160
TrustCo Bank Corp.	8,700	251,430
UMB Financial Corp.	9,200	759,000
United Bankshares, Inc.	44,800	1,606,080
United Community Banks, Inc.	34,400	940,496
Univest Financial Corp.	23,300	494,892
Valley National Bancorp	252,900	2,432,898
Veritex Holdings, Inc.	49,300	1,035,793
WaFd, Inc.	59,000	1,713,360
Washington Trust Bancorp, Inc.	1,500	41,715
WesBanco, Inc.	58,648	1,720,732
WSFS Financial Corp.	18,900	841,239

		77,843,222

Beverages 0.2%
Molson Coors Beverage Co. (Class B Stock)	12,200	753,838

Biotechnology 2.5%
2seventy bio, Inc.*	37,000	190,180
ACELYRIN, Inc.*	100,100	762,762
Adicet Bio, Inc.*	57,300	171,327
Anika Therapeutics, Inc.*	2,400	56,448
Arcturus Therapeutics Holdings, Inc.*	21,000	692,370
Cullinan Oncology, Inc.*	42,300	640,422
Design Therapeutics, Inc.*	16,300	38,631
Emergent BioSolutions, Inc.*	65,100	108,717
Enanta Pharmaceuticals, Inc.*	13,900	168,885
Fate Therapeutics, Inc.*	30,500	187,880
iTeos Therapeutics, Inc.*	91,200	907,440
Kezar Life Sciences, Inc.*	16,400	16,228
Kodiak Sciences, Inc.*	28,000	112,280
Lyell Immunopharma, Inc.*	39,600	72,468
Replimune Group, Inc.*	72,000	558,720
Vanda Pharmaceuticals, Inc.*	547,500	1,971,000
Vir Biotechnology, Inc.*	117,100	1,100,740
Zymeworks, Inc.*	214,000	2,319,760

		10,076,258

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products 0.8%
American Woodmark Corp.*	3,100	$282,968
Resideo Technologies, Inc.*	162,700	2,728,479

		3,011,447

Chemicals 1.8%
AdvanSix, Inc.	56,500	1,433,970
Core Molding Technologies, Inc.*	14,500	250,850
Intrepid Potash, Inc.*	79,800	1,468,320
LSB Industries, Inc.*	28,600	212,784
Mativ Holdings, Inc.(a)	152,400	1,833,372
Rayonier Advanced Materials, Inc.*	82,700	358,918
Tronox Holdings PLC(a)	127,500	1,758,225

		7,316,439

Commercial Services & Supplies 2.7%
ACCO Brands Corp.	375,841	2,285,113
Aris Water Solutions, Inc. (Class A Stock)	76,400	664,680
BrightView Holdings, Inc.*	238,300	2,128,019
CoreCivic, Inc.*	101,600	1,444,752
Deluxe Corp.	11,800	223,138
GEO Group, Inc. (The)*(a)	233,000	2,590,960
MillerKnoll, Inc.	35,800	951,922
OPENLANE, Inc.*	31,100	437,888

		10,726,472

Communications Equipment 0.1%
NetScout Systems, Inc.*	26,700	574,317

Construction & Engineering 0.4%
Northwest Pipe Co.*	37,300	1,132,801
Tutor Perini Corp.*	31,500	282,240

		1,415,041

Consumer Finance 2.0%
Bread Financial Holdings, Inc.(a)	69,900	2,535,273
Enova International, Inc.*	22,300	1,213,789
Green Dot Corp. (Class A Stock)*	76,000	684,760
LendingClub Corp.*	60,300	543,906
Navient Corp.	140,600	2,421,132

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	7,453	$649,380
Regional Management Corp.	3,300	80,454

		8,128,694

Consumer Staples Distribution & Retail 2.1%
Andersons, Inc. (The)	19,000	1,001,490
Ingles Markets, Inc. (Class A Stock)	25,005	2,106,671
SpartanNash Co.	89,300	2,002,999
United Natural Foods, Inc.*	125,400	1,869,714
Village Super Market, Inc. (Class A Stock)	54,600	1,388,478

		8,369,352

Containers & Packaging 0.7%
Berry Global Group, Inc.	2,900	189,834
O-I Glass, Inc.*	92,200	1,342,432
Pactiv Evergreen, Inc.	54,000	788,400
Sonoco Products Co.	9,900	563,310

		2,883,976

Diversified Consumer Services 1.4%
ADT, Inc.	10,900	71,177
Chegg, Inc.*	207,000	2,038,950
Graham Holdings Co. (Class B Stock)	4,000	2,881,600
Perdoceo Education Corp.	23,500	425,350

		5,417,077

Diversified REITs 1.7%
American Assets Trust, Inc.	66,500	1,491,595
Broadstone Net Lease, Inc.	109,700	1,762,879
CTO Realty Growth, Inc.(a)	62,383	1,031,191
Global Net Lease, Inc.	275,923	2,331,549

		6,617,214

Diversified Telecommunication Services 0.8%
EchoStar Corp. (Class A Stock)*	49,900	668,161
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	153,300	1,079,232
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	195,800	1,394,096

		3,141,489

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 0.2%
ALLETE, Inc.	10,600	$626,566

Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.*	5,900	655,785
Kimball Electronics, Inc.*	2,800	66,584
Methode Electronics, Inc.	36,300	753,588
Sanmina Corp.*	2,500	149,550
ScanSource, Inc.*	38,300	1,503,658
TTM Technologies, Inc.*	92,300	1,283,893

		4,413,058

Energy Equipment & Services 2.4%
Bristow Group, Inc.*	6,000	158,280
DMC Global, Inc.*	37,300	634,846
Helmerich & Payne, Inc.	40,700	1,638,582
Patterson-UTI Energy, Inc.	216,300	2,398,767
ProFrac Holding Corp. (Class A Stock)*	68,700	543,417
ProPetro Holding Corp.*	177,700	1,503,342
Ranger Energy Services, Inc.	37,000	375,920
Select Water Solutions, Inc. (Class A Stock)	120,200	933,954
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	23,900	179,250
U.S. Silica Holdings, Inc.*	104,000	1,114,880

		9,481,238

Entertainment 0.6%
Sphere Entertainment Co.*(a)	65,300	2,310,314

Financial Services 4.5%
A-Mark Precious Metals, Inc.	16,800	453,096
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	46,300	1,113,515
Enact Holdings, Inc.	64,100	1,826,209
Essent Group Ltd.	62,600	3,453,016
Jackson Financial, Inc. (Class A Stock)(a)	71,000	3,554,970
Mr. Cooper Group, Inc.*	43,400	2,923,424
NMI Holdings, Inc. (Class A Stock)*	15,700	501,144
Radian Group, Inc.	123,766	3,586,739
Repay Holdings Corp.*	78,400	614,656

		18,026,769

Food Products 1.6%
B&G Foods, Inc.	193,900	1,950,634

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)
Dole PLC	147,600	$1,666,404
Fresh Del Monte Produce, Inc.	65,400	1,607,532
Seaboard Corp.	200	720,600
Seneca Foods Corp. (Class A Stock)*	10,700	571,166

		6,516,336

Gas Utilities 0.6%
National Fuel Gas Co.	6,700	315,972
Northwest Natural Holding Co.	12,600	464,436
Spire, Inc.	13,000	738,010
UGI Corp.	45,200	1,000,728

		2,519,146

Ground Transportation 0.1%
Covenant Logistics Group, Inc.	7,500	362,550
Ryder System, Inc.	2,100	238,497

		601,047

Health Care Equipment & Supplies 0.6%
Avanos Medical, Inc.*	64,800	1,243,512
OraSure Technologies, Inc.*	77,800	573,386
Zimvie, Inc.*	34,000	594,320

		2,411,218

Health Care Providers & Services 0.9%
AdaptHealth Corp.*	119,400	862,068
OPKO Health, Inc.*(a)	71,100	72,522
Pediatrix Medical Group, Inc.*	154,600	1,447,056
Premier, Inc. (Class A Stock)	48,200	1,042,084

		3,423,730

Health Care REITs 0.4%
Sabra Health Care REIT, Inc.	110,700	1,476,738

Health Care Technology 0.8%
Computer Programs & Systems, Inc.*	84,100	851,933
Multiplan Corp.*(a)	841,300	849,713
Veradigm, Inc.*	169,600	1,548,448

		3,250,094

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 2.2%
Braemar Hotels & Resorts, Inc.	88,700	$202,236
Chatham Lodging Trust	48,400	508,200
DiamondRock Hospitality Co.	99,100	905,774
Pebblebrook Hotel Trust	55,500	844,710
RLJ Lodging Trust	166,600	1,929,228
Service Properties Trust	208,300	1,610,159
Summit Hotel Properties, Inc.	178,000	1,153,440
Xenia Hotels & Resorts, Inc.	126,700	1,688,911

		8,842,658

Hotels, Restaurants & Leisure 0.8%
Bally’s Corp.*(a)	139,300	1,568,518
Biglari Holdings, Inc. (Class B Stock)*	5,740	887,806
El Pollo Loco Holdings, Inc.*	54,000	500,040
Marriott Vacations Worldwide Corp.	2,600	218,114

		3,174,478

Household Durables 5.4%
Beazer Homes USA, Inc.*	77,100	2,447,925
Century Communities, Inc.	34,600	2,999,820
KB Home	50,200	2,991,418
Landsea Homes Corp.*	43,500	547,665
M/I Homes, Inc.*	6,500	828,230
MDC Holdings, Inc.	17,100	1,070,118
Meritage Homes Corp.	15,100	2,500,711
Mohawk Industries, Inc.*	10,600	1,105,050
Taylor Morrison Home Corp.*	74,800	3,900,072
Tri Pointe Homes, Inc.*	93,800	3,238,914

		21,629,923

Industrial REITs 0.0%
Innovative Industrial Properties, Inc.	2,100	195,783

Insurance 1.6%
Ambac Financial Group, Inc.*	63,300	1,028,625
Employers Holdings, Inc.	22,900	955,388
Enstar Group Ltd.*	6,700	1,788,163
Fidelis Insurance Holdings Ltd. (Bermuda)*	19,500	253,890
Genworth Financial, Inc. (Class A Stock)*	221,500	1,366,655

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Greenlight Capital Re Ltd. (Class A Stock)*	10,100	$115,241
SiriusPoint Ltd. (Bermuda)*	85,300	1,006,540

		6,514,502

Leisure Products 0.4%
Clarus Corp.	94,500	559,440
Johnson Outdoors, Inc. (Class A Stock)	4,700	210,372
Solo Brands, Inc. (Class A Stock)*(a)	135,100	376,929
Topgolf Callaway Brands Corp.*	9,000	118,530
Vista Outdoor, Inc.*	15,800	443,506

		1,708,777

Machinery 1.5%
Barnes Group, Inc.	13,100	433,741
Gates Industrial Corp. PLC*	83,800	1,079,344
Greenbrier Cos., Inc. (The)(a)	50,800	2,309,368
Luxfer Holdings PLC (United Kingdom)	31,400	258,422
Manitowoc Co., Inc. (The)*	129,100	2,078,510

		6,159,385

Marine Transportation 1.9%
Costamare, Inc. (Monaco)	216,600	2,319,786
Genco Shipping & Trading Ltd.	105,600	1,852,224
Golden Ocean Group Ltd. (Norway)	251,200	2,655,184
Pangaea Logistics Solutions Ltd.	80,500	750,260

		7,577,454

Media 3.0%
Advantage Solutions, Inc.*	169,400	682,682
AMC Networks, Inc. (Class A Stock)*	127,000	2,297,430
EW Scripps Co. (The) (Class A Stock)*	176,700	1,408,299
Gray Television, Inc.	262,500	2,506,875
Scholastic Corp.	17,100	657,324
Sinclair, Inc.(a)	78,500	1,232,450
TEGNA, Inc.	194,200	3,027,578

		11,812,638

Metals & Mining 2.1%
Commercial Metals Co.	37,900	1,979,138
Olympic Steel, Inc.	27,600	1,865,208

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Ryerson Holding Corp.	31,700	$1,087,944
Schnitzer Steel Industries, Inc. (Class A Stock)	56,300	1,482,379
SSR Mining, Inc. (Canada)	103,800	978,834
SunCoke Energy, Inc.	112,500	1,153,125

		8,546,628

Mortgage Real Estate Investment Trusts (REITs) 4.2%
AFC Gamma, Inc.	25,900	301,994
Apollo Commercial Real Estate Finance, Inc.	199,683	2,228,462
Arbor Realty Trust, Inc.(a)	116,500	1,549,450
ARMOUR Residential REIT, Inc.(a)	59,460	1,132,713
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	124,100	2,449,734
BrightSpire Capital, Inc.	75,700	541,255
Chicago Atlantic Real Estate Finance, Inc.	14,500	230,115
Chimera Investment Corp.	245,200	1,176,960
Claros Mortgage Trust, Inc.	9,600	112,704
Ellington Financial, Inc.(a)	81,200	991,452
Franklin BSP Realty Trust, Inc.	60,100	770,482
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,500	83,265
Invesco Mortgage Capital, Inc.	70,200	618,462
KKR Real Estate Finance Trust, Inc.	66,700	816,408
Ladder Capital Corp.	98,200	1,073,326
MFA Financial, Inc.	80,000	885,600
PennyMac Mortgage Investment Trust	4,000	57,360
Ready Capital Corp.	176,804	1,656,654

		16,676,396

Multi-Utilities 0.9%
Avista Corp.	27,200	925,072
Black Hills Corp.	36,100	1,868,536
Northwestern Energy Group, Inc.	15,400	741,048

		3,534,656

Office REITs 1.4%
Brandywine Realty Trust	104,900	497,226
City Office REIT, Inc.	77,000	404,250
Douglas Emmett, Inc.(a)	95,100	1,288,605
Office Properties Income Trust	11,200	41,104
Paramount Group, Inc.	234,300	1,112,925

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Office REITs (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock)	138,800	$943,840
SL Green Realty Corp.	28,800	1,294,560

		5,582,510

Oil, Gas & Consumable Fuels 9.9%
Amplify Energy Corp.*	143,600	878,832
Ardmore Shipping Corp. (Ireland)	69,800	1,156,586
Berry Corp.	200,500	1,345,355
Chord Energy Corp.	11,900	1,829,744
Civitas Resources, Inc.(a)	47,700	3,091,437
CNX Resources Corp.*	117,400	2,371,480
Comstock Resources, Inc.(a)	130,600	1,019,986
Crescent Energy Co. (Class A Stock)(a)	124,000	1,370,200
Excelerate Energy, Inc. (Class A Stock)	62,800	962,096
FutureFuel Corp.	23,100	131,670
Golar LNG Ltd. (Cameroon)	56,400	1,230,084
Gulfport Energy Corp.*	6,100	774,090
Hallador Energy Co.*	13,100	111,743
HighPeak Energy, Inc.(a)	3,100	42,315
Matador Resources Co.	3,400	186,626
Murphy Oil Corp.	82,700	3,200,490
Overseas Shipholding Group, Inc. (Class A Stock)	97,400	594,140
PBF Energy, Inc. (Class A Stock)	68,800	3,475,088
Peabody Energy Corp.(a)	92,200	2,461,740
Permian Resources Corp.	95,500	1,287,340
SandRidge Energy, Inc.	35,900	524,140
Scorpio Tankers, Inc. (Monaco)	13,300	940,310
SilverBow Resources, Inc.*	47,500	1,261,600
SM Energy Co.	38,000	1,409,040
Talos Energy, Inc.*	106,500	1,381,305
Teekay Corp. (Bermuda)*	179,400	1,612,806
Teekay Tankers Ltd. (Canada) (Class A Stock)	18,000	1,125,900
VAALCO Energy, Inc.	127,200	541,872
Vital Energy, Inc.*(a)	37,600	1,648,008
World Kinect Corp.	82,900	1,871,053

		39,837,076

Paper & Forest Products 0.5%
Clearwater Paper Corp.*	59,100	1,948,527

Passenger Airlines 1.7%
Alaska Air Group, Inc.*	28,200	1,010,406
Allegiant Travel Co.(a)	31,700	2,485,280

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines (cont’d.)
JetBlue Airways Corp.*(a)	362,100	$1,922,751
SkyWest, Inc.*	25,768	1,372,404

		6,790,841

Personal Care Products 0.6%
Edgewell Personal Care Co.	19,900	737,295
Nu Skin Enterprises, Inc. (Class A Stock)	89,400	1,659,264

		2,396,559

Pharmaceuticals 0.1%
Atea Pharmaceuticals, Inc.*	57,300	238,368

Professional Services 1.1%
Alight, Inc. (Class A Stock)*	180,100	1,606,492
Asure Software, Inc.*	5,800	51,272
Concentrix Corp.	1,400	124,418
Kelly Services, Inc. (Class A Stock)	48,700	1,000,785
Resources Connection, Inc.	39,700	534,362
TrueBlue, Inc.*	86,900	1,197,482

		4,514,811

Real Estate Management & Development 1.4%
Cushman & Wakefield PLC*	62,700	659,604
Forestar Group, Inc.*	66,900	2,091,294
Newmark Group, Inc. (Class A Stock)	118,200	1,199,730
RE/MAX Holdings, Inc. (Class A Stock)	112,500	1,207,125
Star Holdings*	22,548	261,331

		5,419,084

Residential REITs 0.2%
Independence Realty Trust, Inc.	43,500	639,015

Retail REITs 1.1%
Acadia Realty Trust	71,600	1,221,496
InvenTrust Properties Corp.	14,300	355,069
Kite Realty Group Trust	18,500	395,900
Macerich Co. (The)	130,694	2,063,658
NETSTREIT Corp.	16,500	299,805

		4,335,928

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 0.7%
Alpha & Omega Semiconductor Ltd.*	6,300	$161,658
Diodes, Inc.*	15,100	1,016,532
SMART Global Holdings, Inc.*	19,300	379,245
Synaptics, Inc.*	11,700	1,249,677

		2,807,112

Software 0.1%
E2open Parent Holdings, Inc.*	92,500	347,800

Specialized REITs 0.2%
Safehold, Inc.	35,995	714,861

Specialty Retail 1.6%
Aaron’s Co., Inc. (The)	174,200	1,792,518
Asbury Automotive Group, Inc.*	3,000	627,180
Big 5 Sporting Goods Corp.(a)	75,000	377,250
Foot Locker, Inc.	47,400	1,334,784
Genesco, Inc.*	5,400	150,012
Group 1 Automotive, Inc.	3,000	780,180
Lands’ End, Inc.*	14,800	140,156
MarineMax, Inc.*	14,800	414,400
Shoe Carnival, Inc.	32,900	838,950
Sportsman’s Warehouse Holdings, Inc.*	38,000	146,300

		6,601,730

Technology Hardware, Storage & Peripherals 0.8%
Eastman Kodak Co.*	48,900	168,705
Xerox Holdings Corp.(a)	162,200	2,994,212

		3,162,917

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	1,900	143,716
G-III Apparel Group Ltd.*	80,700	2,428,263
Movado Group, Inc.	16,700	460,586
Rocky Brands, Inc.	21,300	595,974
Vera Bradley, Inc.*	74,600	572,928

		4,201,467

Tobacco 0.5%
Universal Corp.	36,000	2,086,200

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.4%
Air Lease Corp.	25,900	$1,082,879
BlueLinx Holdings, Inc.*	3,200	369,088
DNOW, Inc.*	16,800	169,512

		1,621,479

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	51,700	993,157

TOTAL COMMON STOCKS (cost $378,401,877)		399,121,367

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell 2000 Value ETF (cost $1,233,279)	8,200	1,214,748

TOTAL LONG-TERM INVESTMENTS (cost $379,635,156)		400,336,115

SHORT-TERM INVESTMENTS 10.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	617,330	617,330
PGIM Institutional Money Market Fund (7-day effective yield 5.727%)
(cost $42,690,130; includes $42,519,174 of cash collateral for securities on loan)(b)(wb)	42,753,706	42,740,880

TOTAL SHORT-TERM INVESTMENTS (cost $43,307,460)		43,358,210

TOTAL INVESTMENTS 110.8% (cost $422,942,616)		443,694,325
Liabilities in excess of other assets (10.8)%		(43,322,082)

NET ASSETS 100.0%		$400,372,243

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

22

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,523,069; cash collateral of $42,519,174 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Air Freight & Logistics	$1,962,583	$—	$—
Automobile Components	4,299,193	—	—
Automobiles	915,781	—	—
Banks	77,843,222	—	—
Beverages	753,838	—	—
Biotechnology	10,076,258	—	—
Building Products	3,011,447	—	—
Chemicals	7,316,439	—	—
Commercial Services & Supplies	10,726,472	—	—
Communications Equipment	574,317	—	—
Construction & Engineering	1,415,041	—	—
Consumer Finance	8,128,694	—	—
Consumer Staples Distribution & Retail	8,369,352	—	—
Containers & Packaging	2,883,976	—	—
Diversified Consumer Services	5,417,077	—	—
Diversified REITs	6,617,214	—	—
Diversified Telecommunication Services	3,141,489	—	—
Electric Utilities	626,566	—	—
Electronic Equipment, Instruments & Components	4,413,058	—	—
Energy Equipment & Services	9,481,238	—	—
Entertainment	2,310,314	—	—
Financial Services	18,026,769	—	—
Food Products	6,516,336	—	—
Gas Utilities	2,519,146	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Ground Transportation	$601,047	$—	$—
Health Care Equipment & Supplies	2,411,218	—	—
Health Care Providers & Services	3,423,730	—	—
Health Care REITs	1,476,738	—	—
Health Care Technology	3,250,094	—	—
Hotel & Resort REITs	8,842,658	—	—
Hotels, Restaurants & Leisure	3,174,478	—	—
Household Durables	21,629,923	—	—
Industrial REITs	195,783	—	—
Insurance	6,514,502	—	—
Leisure Products	1,708,777	—	—
Machinery	6,159,385	—	—
Marine Transportation	7,577,454	—	—
Media	11,812,638	—	—
Metals & Mining	8,546,628	—	—
Mortgage Real Estate Investment Trusts (REITs)	16,676,396	—	—
Multi-Utilities	3,534,656	—	—
Office REITs	5,582,510	—	—
Oil, Gas & Consumable Fuels	39,837,076	—	—
Paper & Forest Products	1,948,527	—	—
Passenger Airlines	6,790,841	—	—
Personal Care Products	2,396,559	—	—
Pharmaceuticals	238,368	—	—
Professional Services	4,514,811	—	—
Real Estate Management & Development	5,419,084	—	—
Residential REITs	639,015	—	—
Retail REITs	4,335,928	—	—
Semiconductors & Semiconductor Equipment	2,807,112	—	—
Software	347,800	—	—
Specialized REITs	714,861	—	—
Specialty Retail	6,601,730	—	—
Technology Hardware, Storage & Peripherals	3,162,917	—	—
Textiles, Apparel & Luxury Goods	4,201,467	—	—
Tobacco	2,086,200	—	—
Trading Companies & Distributors	1,621,479	—	—
Wireless Telecommunication Services	993,157	—	—
Unaffiliated Exchange-Traded Fund	1,214,748	—	—
Short-Term Investments
Affiliated Mutual Funds	43,358,210	—	—

Total	$443,694,325	$—	$—

See Notes to Financial Statements.

24

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Banks	19.4%
Affiliated Mutual Funds (10.6% represents investments purchased with collateral from securities on loan)	10.8
Oil, Gas & Consumable Fuels	9.9
Household Durables	5.4
Financial Services	4.5
Mortgage Real Estate Investment Trusts (REITs)	4.2
Media	3.0
Commercial Services & Supplies	2.7
Biotechnology	2.5
Energy Equipment & Services	2.4
Hotel & Resort REITs	2.2
Metals & Mining	2.1
Consumer Staples Distribution & Retail	2.1
Consumer Finance	2.0
Marine Transportation	1.9
Chemicals	1.8
Passenger Airlines	1.7
Diversified REITs	1.7
Specialty Retail	1.6
Food Products	1.6
Insurance	1.6
Machinery	1.5
Office REITs	1.4
Real Estate Management & Development	1.4
Diversified Consumer Services	1.4
Professional Services	1.1
Electronic Equipment, Instruments & Components	1.1
Retail REITs	1.1
Automobile Components	1.1
Textiles, Apparel & Luxury Goods	1.0
Multi-Utilities	0.9
Health Care Providers & Services	0.9
Health Care Technology	0.8
Hotels, Restaurants & Leisure	0.8

Technology Hardware, Storage & Peripherals	0.8%
Diversified Telecommunication Services	0.8
Building Products	0.8
Containers & Packaging	0.7
Semiconductors & Semiconductor Equipment	0.7
Gas Utilities	0.6
Health Care Equipment & Supplies	0.6
Personal Care Products	0.6
Entertainment	0.6
Tobacco	0.5
Air Freight & Logistics	0.5
Paper & Forest Products	0.5
Leisure Products	0.4
Trading Companies & Distributors	0.4
Health Care REITs	0.4
Construction & Engineering	0.4
Unaffiliated Exchange-Traded Fund	0.3
Wireless Telecommunication Services	0.2
Automobiles	0.2
Beverages	0.2
Specialized REITs	0.2
Residential REITs	0.2
Electric Utilities	0.2
Ground Transportation	0.1
Communications Equipment	0.1
Software	0.1
Pharmaceuticals	0.1
Industrial REITs	0.0 *

110.8
Liabilities in excess of other assets	(10.8)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,523,069	$(40,523,069)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Assets
Investments at value, including securities on loan of $40,523,069:
Unaffiliated investments (cost $379,635,156)	$400,336,115
Affiliated investments (cost $43,307,460)	43,358,210
Receivable for Fund shares sold	258,161
Dividends receivable	257,607
Tax reclaim receivable	1,390
Prepaid expenses	2,760

Total Assets	444,214,243

Liabilities
Payable to broker for collateral for securities on loan	42,519,174
Payable for Fund shares purchased	578,032
Accrued expenses and other liabilities	458,183
Management fee payable	202,946
Distribution fee payable	65,819
Affiliated transfer agent fee payable	17,458
Trustees’ fees payable	388

Total Liabilities	43,842,000

Net Assets	$400,372,243

Net assets were comprised of:
Shares of beneficial interest, at par	$22,906
Paid-in capital in excess of par	373,369,218
Total distributable earnings (loss)	26,980,119

Net assets, January 31, 2024	$400,372,243

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	27

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Class A
Net asset value, redemption price per share, ($99,367,499 ÷ 5,655,127 shares of beneficial interest issued and outstanding)	$17.57
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.59

Class C
Net asset value, offering price and redemption price per share, ($1,586,714 ÷ 90,434 shares of beneficial interest issued and outstanding)	$17.55

Class R
Net asset value, offering price and redemption price per share, ($99,810,118 ÷ 5,791,344 shares of beneficial interest issued and outstanding)	$17.23

Class Z
Net asset value, offering price and redemption price per share, ($90,477,574 ÷ 5,157,058 shares of beneficial interest issued and outstanding)	$17.54

Class R2
Net asset value, offering price and redemption price per share, ($105,074 ÷ 5,992 shares of beneficial interest issued and outstanding)	$17.54

Class R4
Net asset value, offering price and redemption price per share, ($15,382 ÷ 875 shares of beneficial interest issued and outstanding)	$17.57

Class R6
Net asset value, offering price and redemption price per share, ($109,009,882 ÷ 6,204,969 shares of beneficial interest issued and outstanding)	$17.57

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

28

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$5,356,543
Income from securities lending, net (including affiliated income of $84,352)	84,841
Affiliated dividend income	31,887

Total income	5,473,271

Expenses
Management fee	1,175,604
Distribution fee(a)	537,248
Shareholder servicing fees(a)	39
Transfer agent’s fees and expenses (including affiliated expense of $47,840)(a)	224,039
Registration fees(a)	42,499
Shareholders’ reports	38,984
Custodian and accounting fees	31,036
Professional fees	17,991
Audit fee	13,200
Trustees’ fees	7,527
Miscellaneous	25,373

Total expenses	2,113,540
Less: Fee waiver and/or expense reimbursement(a)	(25,530)
Distribution fee waiver(a)	(151,764)

Net expenses	1,936,246

Net investment income (loss)	3,537,025

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $12,608)	22,448,486
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $2,193)	(15,335,653)

Net gain (loss) on investment transactions	7,112,833

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,649,858

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	145,826	8,917	382,380	—	125	—	—
Shareholder servicing fees	—	—	—	—	37	2	—
Transfer agent’s fees and expenses	90,352	4,788	68,791	57,640	160	45	2,263
Registration fees	7,880	3,773	3,770	11,323	2,948	2,948	9,857
Fee waiver and/or expense reimbursement	(4,861)	(89)	(5,098)	(4,459)	(3,034)	(2,976)	(5,013)
Distribution fee waiver	(24,304)	—	(127,460)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	29

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,537,025	$8,621,951
Net realized gain (loss) on investment transactions	22,448,486	8,997,316
Net change in unrealized appreciation (depreciation) on investments	(15,335,653)	(13,821,917)

Net increase (decrease) in net assets resulting from operations	10,649,858	3,797,350

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,211,148)	(18,748,508)
Class C	(33,876)	(409,876)
Class R	(3,288,576)	(18,678,665)
Class Z	(3,187,744)	(20,760,965)
Class R2	(3,352)	(10,666)
Class R4	(517)	(2,323)
Class R6	(4,032,077)	(18,195,989)

	(13,757,290)	(76,806,992)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	31,313,403	65,588,112
Net asset value of shares issued in reinvestment of dividends and distributions	13,559,379	74,780,619
Cost of shares purchased	(60,559,157)	(142,263,777)

Net increase (decrease) in net assets from Fund share transactions	(15,686,375)	(1,895,046)

Total increase (decrease)	(18,793,807)	(74,904,688)

Net Assets:
Beginning of period	419,166,050	494,070,738

End of period	$400,372,243	$419,166,050

See Notes to Financial Statements.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.66		$21.09	$20.70	$11.39	$16.46	$20.95
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.33	0.27	0.16	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.25)	0.38	9.31	(4.35)	(3.17)
Total from investment operations	0.48		0.08	0.65	9.47	(4.17)	(2.94)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.39)	(0.26)	(0.16)	(0.48)	(0.28)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.57)		(3.51)	(0.26)	(0.16)	(0.90)	(1.55)
Net asset value, end of period	$17.57		$17.66	$21.09	$20.70	$11.39	$16.46
Total Return(b):	2.68%		2.02%	3.17%	83.49%	(27.01)%	(13.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,367		$103,703	$117,179	$123,223	$71,928	$116,090
Average net assets (000)	$96,689		$103,993	$123,533	$103,593	$92,527	$118,685
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.13%	1.09%	1.11%	1.15%	1.07%
Expenses before waivers and/or expense reimbursement	1.17	%(d)	1.19%	1.15%	1.17%	1.21%	1.13%
Net investment income (loss)	1.68	%(d)	1.91%	1.25%	0.95%	1.31%	1.31%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023		2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.56		$21.00		$20.63		$11.39	$16.48	$20.95
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.11	(b)	(-	)(b)(c)	- (c)	0.05	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.27	)(d)	0.39		9.27	(4.40)	(3.20)
Total from investment operations	0.34		(0.16)		0.39		9.27	(4.35)	(3.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.16)		(0.02)		(0.03)	(0.32)	(0.12)
Distributions from net realized gains	(0.16)		(3.12)		-		-	(0.42)	(1.27)
Total dividends and distributions	(0.35)		(3.28)		(0.02)		(0.03)	(0.74)	(1.39)
Net asset value, end of period	$17.55		$17.56		$21.00		$20.63	$11.39	$16.48
Total Return(e):	1.91%		0.70%		1.89%		81.41%	(27.80)%	(14.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,587		$2,057		$2,685		$3,138	$5,782	$11,269
Average net assets (000)	$1,774		$2,311		$3,025		$6,774	$8,456	$24,635
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	2.62	%(g)	2.46%		2.36%		2.19%	2.22%	1.92%
Expenses before waivers and/or expense reimbursement	2.63	%(g)	2.47%		2.37%		2.20%	2.23%	1.93%
Net investment income (loss)	0.26	%(g)	0.61%		(0.01)%		0.01%	0.35%	0.66%
Portfolio turnover rate(h)	35%		75%		62%		63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.32		$20.75	$20.37	$11.23	$16.23	$20.66
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.22	0.14	0.11	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33		(0.26)	0.38	9.15	(4.24)	(3.13)
Total from investment operations	0.46		0.04	0.60	9.29	(4.13)	(2.93)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.35)	(0.22)	(0.15)	(0.45)	(0.23)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.55)		(3.47)	(0.22)	(0.15)	(0.87)	(1.50)
Net asset value, end of period	$17.23		$17.32	$20.75	$20.37	$11.23	$16.23
Total Return(b):	2.59%		1.83%	2.93%	83.14%	(27.08)%	(13.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,810		$112,225	$113,963	$135,981	$110,953	$139,136
Average net assets (000)	$101,414		$104,012	$131,067	$137,399	$116,334	$143,139
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30	%(d)	1.30%	1.29%	1.28%	1.31%	1.27%
Expenses before waivers and/or expense reimbursement	1.56	%(d)	1.56%	1.55%	1.54%	1.57%	1.53%
Net investment income (loss)	1.51	%(d)	1.73%	1.05%	0.88%	0.82%	1.16%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.66		$21.09	$20.70	$11.40	$16.46	$20.95
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.40	0.33	0.23	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.26)	0.38	9.29	(4.38)	(3.18)
Total from investment operations	0.51		0.14	0.71	9.52	(4.09)	(2.88)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.45)	(0.32)	(0.22)	(0.55)	(0.34)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.63)		(3.57)	(0.32)	(0.22)	(0.97)	(1.61)
Net asset value, end of period	$17.54		$17.66	$21.09	$20.70	$11.40	$16.46
Total Return(b):	2.79%		2.38%	3.42%	84.07%	(26.66)%	(13.11)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,478		$99,147	$136,495	$177,808	$150,272	$622,093
Average net assets (000)	$88,703		$110,217	$165,086	$199,626	$307,558	$698,954
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.82%	0.79%	0.77%	0.73%	0.69%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.83%	0.80%	0.78%	0.74%	0.70%
Net investment income (loss)	1.99	%(d)	2.25%	1.56%	1.34%	2.05%	1.72%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R2 Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.63		$21.05	$20.65	$11.38	$16.43	$20.91
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.19	0.28	0.19	0.17	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.11)	0.37	9.25	(4.32)	(3.18)
Total from investment operations	0.48		0.08	0.65	9.44	(4.15)	(2.95)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.38)	(0.25)	(0.17)	(0.48)	(0.26)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.57)		(3.50)	(0.25)	(0.17)	(0.90)	(1.53)
Net asset value, end of period	$17.54		$17.63	$21.05	$20.65	$11.38	$16.43
Total Return(b):	2.67%		2.03%	3.11%	83.38%	(26.96)%	(13.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$105		$102	$73	$157	$292	$375
Average net assets (000)	$99		$88	$154	$192	$302	$184
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14	%(d)	1.14%	1.14%	1.14%	1.15%	1.14%
Expenses before waivers and/or expense reimbursement	7.22	%(d)	6.57%	5.21%	5.24%	6.28%	8.15%
Net investment income (loss)	1.63	%(d)	1.12%	1.30%	1.21%	1.26%	1.35%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	35

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.68		$21.10	$20.71	$11.40	$16.46	$20.94
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.37	0.37	0.31	0.16	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.24)	0.32	9.20	(4.28)	(3.18)
Total from investment operations	0.50		0.13	0.69	9.51	(4.12)	(2.91)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.43)	(0.30)	(0.20)	(0.52)	(0.30)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.61)		(3.55)	(0.30)	(0.20)	(0.94)	(1.57)
Net asset value, end of period	$17.57		$17.68	$21.10	$20.71	$11.40	$16.46
Total Return(b):	2.76%		2.31%	3.29%	83.98%	(26.80)%	(13.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$15	$14	$245	$927	$9
Average net assets (000)	$14		$13	$41	$237	$918	$9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	41.84	%(d)	36.45%	15.86%	4.13%	2.60%	140.80%
Net investment income (loss)	1.88	%(d)	2.10%	1.78%	2.21%	1.16%	1.51%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended January 31, 2024		Year Ended July 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.69		$21.13	$20.73	$11.41	$16.47	$20.97
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.41	0.37	0.24	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		(0.26)	0.38	9.31	(4.33)	(3.19)
Total from investment operations	0.53		0.15	0.75	9.55	(4.08)	(2.88)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.47)	(0.35)	(0.23)	(0.56)	(0.35)
Distributions from net realized gains	(0.16)		(3.12)	-	-	(0.42)	(1.27)
Total dividends and distributions	(0.65)		(3.59)	(0.35)	(0.23)	(0.98)	(1.62)
Net asset value, end of period	$17.57		$17.69	$21.13	$20.73	$11.41	$16.47
Total Return(b):	2.91%		2.48%	3.58%	84.26%	(26.60)%	(13.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,010		$101,918	$123,662	$226,506	$193,499	$351,429
Average net assets (000)	$101,045		$99,623	$143,522	$209,675	$259,226	$372,557
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.67%	0.66%	0.67%	0.63%
Expenses before waivers and/or expense reimbursement	0.69	%(d)	0.69%	0.67%	0.66%	0.67%	0.63%
Net investment income (loss)	2.08	%(d)	2.35%	1.74%	1.46%	1.83%	1.78%
Portfolio turnover rate(e)	35%		75%	62%	63%	53%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	37

Notes to Financial Statements (unaudited)

1. Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

38

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts

PGIM Quant Solutions Small-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

40

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Quant Solutions Small-Cap Value Fund	41

Notes to Financial Statements (unaudited) (continued)

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2024, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

42

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.14
R4	0.89
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2024 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended January 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges

PGIM Quant Solutions Small-Cap Value Fund	43

Notes to Financial Statements (unaudited) (continued)

(“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$10,201	$ 6
C	—	14

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

44

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$137,676,829	$161,626,826

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$1,690,606	$ 28,585,221	$ 29,658,497	$ —	$ —	$ 617,330	617,330	$ 31,887

PGIM Institutional Money Market Fund (7-day effective yield 5.727%)(1)(b)(wb)
47,409,709	138,311,606	142,995,236	2,193	12,608	42,740,880	42,753,706	84,352	(2)
$49,100,315	$166,896,827	$172,653,733	$2,193	$12,608	$43,358,210		$116,239

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from GAAP, are recorded on the ex-date.

For the tax period ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$24,304,751	$52,502,241	$—	$76,806,992

For the tax period ended October 31, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$7,947,582	$—	$—	$7,947,582

PGIM Quant Solutions Small-Cap Value Fund	45

Notes to Financial Statements (unaudited) (continued)

For the latest tax period ended October 31, 2023, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$9,535,285	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$428,061,826	$60,405,727	$(44,773,228)	$15,632,499

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

46

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	58,350	1.1%

R2	730	12.2

R4	739	84.5

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	73.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2024:
Shares sold	84,407	$1,476,459
Shares issued in reinvestment of dividends and distributions	176,498	3,164,603
Shares purchased	(481,704)	(8,206,904)
Net increase (decrease) in shares outstanding before conversion	(220,799)	(3,565,842)
Shares issued upon conversion from other share class(es)	15,064	272,559
Shares purchased upon conversion into other share class(es)	(11,354)	(196,735)
Net increase (decrease) in shares outstanding	(217,089)	$(3,490,018)

Year ended July 31, 2023:
Shares sold	263,705	$4,541,993
Shares issued in reinvestment of dividends and distributions	1,148,652	18,435,859
Shares purchased	(1,086,591)	(18,554,840)
Net increase (decrease) in shares outstanding before conversion	325,766	4,423,012
Shares issued upon conversion from other share class(es)	21,631	356,874
Shares purchased upon conversion into other share class(es)	(31,826)	(545,947)
Net increase (decrease) in shares outstanding	315,571	$4,233,939

PGIM Quant Solutions Small-Cap Value Fund	47

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended January 31, 2024:
Shares sold	3,603	$59,690
Shares issued in reinvestment of dividends and distributions	1,859	33,352
Shares purchased	(18,855)	(309,462)
Net increase (decrease) in shares outstanding before conversion	(13,393)	(216,420)
Shares purchased upon conversion into other share class(es)	(13,334)	(240,249)
Net increase (decrease) in shares outstanding	(26,727)	$(456,669)

Year ended July 31, 2023:
Shares sold	10,881	$203,409
Shares issued in reinvestment of dividends and distributions	25,182	404,936
Shares purchased	(28,177)	(480,753)
Net increase (decrease) in shares outstanding before conversion	7,886	127,592
Shares purchased upon conversion into other share class(es)	(18,616)	(303,480)
Net increase (decrease) in shares outstanding	(10,730)	$(175,888)

Class R

Six months ended January 31, 2024:
Shares sold	58,578	$972,830
Shares issued in reinvestment of dividends and distributions	186,851	3,288,576
Shares purchased	(931,838)	(15,699,190)
Net increase (decrease) in shares outstanding	(686,409)	$(11,437,784)

Year ended July 31, 2023:
Shares sold	859,848	$13,468,817
Shares issued in reinvestment of dividends and distributions	1,185,194	18,678,665
Shares purchased	(1,060,158)	(17,824,894)
Net increase (decrease) in shares outstanding	984,884	$14,322,588

Class Z

Six months ended January 31, 2024:
Shares sold	454,330	$7,786,388
Shares issued in reinvestment of dividends and distributions	177,138	3,170,771
Shares purchased	(1,091,594)	(18,418,434)
Net increase (decrease) in shares outstanding before conversion	(460,126)	(7,461,275)
Shares issued upon conversion from other share class(es)	8,504	146,848
Shares purchased upon conversion into other share class(es)	(6,723)	(113,959)
Net increase (decrease) in shares outstanding	(458,345)	$(7,428,386)

48

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	898,022	$15,929,840
Shares issued in reinvestment of dividends and distributions	1,288,153	20,623,327
Shares purchased	(3,062,124)	(52,350,644)
Net increase (decrease) in shares outstanding before conversion	(875,949)	(15,797,477)
Shares issued upon conversion from other share class(es)	27,924	471,921
Shares purchased upon conversion into other share class(es)	(7,319)	(120,770)
Net increase (decrease) in shares outstanding	(855,344)	$(15,446,326)

Class R2

Six months ended January 31, 2024:
Shares sold	509	$8,508
Shares issued in reinvestment of dividends and distributions	187	3,352
Shares purchased	(475)	(8,054)
Net increase (decrease) in shares outstanding	221	$3,806

Year ended July 31, 2023:
Shares sold	13,748	$233,381
Shares issued in reinvestment of dividends and distributions	666	10,666
Shares purchased	(12,117)	(213,945)
Net increase (decrease) in shares outstanding	2,297	$30,102

Class R4

Six months ended January 31, 2024:
Shares issued in reinvestment of dividends and distributions	29	$517
Shares purchased	(1)	(11)
Net increase (decrease) in shares outstanding	28	$506

Year ended July 31, 2023:
Shares sold	48	$744
Shares issued in reinvestment of dividends and distributions	145	2,323
Shares purchased	(1)	(15)
Net increase (decrease) in shares outstanding	192	$3,052

Class R6

Six months ended January 31, 2024:
Shares sold	1,254,580	$21,009,528
Shares issued in reinvestment of dividends and distributions	217,534	3,898,208
Shares purchased	(1,036,614)	(17,917,102)
Net increase (decrease) in shares outstanding before conversion	435,500	6,990,634
Shares issued upon conversion from other share class(es)	7,774	132,102
Shares purchased upon conversion into other share class(es)	(34)	(566)
Net increase (decrease) in shares outstanding	443,240	$7,122,170

PGIM Quant Solutions Small-Cap Value Fund	49

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	1,815,379	$31,209,928
Shares issued in reinvestment of dividends and distributions	1,037,108	16,624,843
Shares purchased	(2,952,321)	(52,838,686)
Net increase (decrease) in shares outstanding before conversion	(99,834)	(5,003,915)
Shares issued upon conversion from other share class(es)	10,923	187,231
Shares purchased upon conversion into other share class(es)	(2,787)	(45,829)
Net increase (decrease) in shares outstanding	(91,698)	$(4,862,513)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2024. The average daily balance for the 25 days that the Fund had loans outstanding during the period was approximately $1,090,280, borrowed at a weighted average interest rate of 6.44%. The maximum loan outstanding amount during the period was $4,041,000. At January 31,

50

2024, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

PGIM Quant Solutions Small-Cap Value Fund	51

Notes to Financial Statements (unaudited) (continued)

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative

52

investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10. Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund

PGIM Quant Solutions Small-Cap Value Fund	53

Notes to Financial Statements (unaudited) (continued)

investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

54

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

PGIM CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Core Bond Fund

March 15, 2024

PGIM Core Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	3.82	-0.61	0.05	N/A	0.79 (2/17/2015)

Class C	3.29	0.81	-0.09	N/A	0.38 (2/17/2015)

Class R	3.55	2.30	0.41	N/A	0.88 (2/17/2015)

Class Z	3.87	2.94	1.04	1.38	—

Class R6	3.87	2.95	1.06	N/A	1.48 (2/17/2015)

Bloomberg US Aggregate Bond Index

	3.15	2.10	0.83	1.63	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)
Class A, Class C, Class R, Class R6 (2/17/2015)

Bloomberg US Aggregate Bond Index	1.21

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Core Bond Fund 5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.18	4.11	4.09

Class C	0.15	3.45	3.25

Class R	0.17	3.93	-30.84

Class Z	0.20	4.56	4.45

Class R6	0.20	4.57	4.54

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

AAA	64.9

AA	5.8

A	13.2

BBB	15.1

BB	0.1

Not Rated	0.6

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Core Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,038.20	0.65%	$3.34

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class C	Actual	$1,000.00	$1,032.90	1.45%	$7.43

	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38

Class R	Actual	$1,000.00	$1,035.50	0.95%	$4.87

	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

Class Z	Actual	$1,000.00	$1,038.70	0.33%	$1.70

	Hypothetical	$1,000.00	$1,023.54	0.33%	$1.68

Class R6	Actual	$1,000.00	$1,038.70	0.32%	$1.64

	Hypothetical	$1,000.00	$1,023.59	0.32%	$1.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.5%

ASSET-BACKED SECURITIES 20.9%

Automobiles 5.2%

AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	1,300	$1,222,772
Series 2021-03, Class C	1.410	08/18/27	1,400	1,303,136
Series 2023-01, Class C	5.800	12/18/28	2,100	2,133,479
Series 2023-02, Class C	6.000	07/18/29	900	921,621
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	167	166,416
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,153,514
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,206,923
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,458,271
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,615,636
Series 2023-02A, Class A, 144A	5.200	10/20/27	2,000	2,001,927
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,100	2,183,589
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,923,707
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	2,622	2,643,936
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	1,018	1,025,965
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,040,411
Series 2021-04, Class C	1.380	07/15/27	800	742,807
Series 2022-01, Class C	2.200	11/15/27	1,300	1,217,666
Series 2022-01, Class D	2.470	07/17/28	600	559,351
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,030,651
Series 2021-01, Class B, 144A	1.610	10/17/33	630	581,146
Series 2021-02, Class B, 144A	1.910	05/15/34	600	548,941
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,222,533
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,868,681
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A	1.060	09/15/27	2,800	2,631,748
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class B, 144A	1.530	04/15/26	800	793,847
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,139,087
Series 2023-04, Class C	6.410	05/16/29	700	726,358
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	180,812
Series 2023-02, Class A, 144A	5.770	08/11/36	500	523,256
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A	5.490	06/25/27	3,800	3,823,880

See Notes to Financial Statements.

PGIM Core Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680%	12/27/27	1,900	$1,733,860
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,050,900
Series 2023-03A, Class A, 144A	5.940	02/25/28	2,300	2,344,865
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	4,032,762
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,475,227
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,848,755
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C	0.900	06/15/26	74	73,632
Series 2021-02, Class D	1.350	07/15/27	2,300	2,223,711
Series 2022-01, Class C	2.560	04/17/28	1,800	1,759,063
Series 2023-01, Class C	5.090	05/15/30	800	795,025
Series 2023-03, Class C	5.770	11/15/30	1,500	1,524,791
Series 2023-04, Class C	6.040	12/15/31	2,500	2,565,786
Series 2023-06, Class B	5.980	04/16/29	1,100	1,127,941
Series 2023-06, Class C	6.400	03/17/31	300	311,769
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	306,081
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	509,567
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	952,944
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	4,400	4,412,590
World Omni Select Auto Trust,
Series 2021-A, Class C	1.090	11/15/27	600	560,519

				88,201,855

Collateralized Loan Obligations 14.2%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	12/02/34	5,250	5,246,821
Allegro CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1A, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)	6.961(c)	01/19/33	5,000	5,003,977
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	07/15/34	6,500	6,496,470

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324%(c)	04/26/35	7,500	$7,533,520
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.739(c)	10/21/34	6,500	6,493,668
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32	4,988	4,987,688
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.779(c)	07/20/34	3,100	3,101,188
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	01/20/34	11,750	11,770,125
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.630(c)	07/18/30	762	762,336
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.750(c)	01/25/35	400	399,550
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.730(c)	04/24/34	5,500	5,502,040
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	12/19/32	3,250	3,251,048
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.599(c)	04/20/31	844	845,016
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	07/20/34	7,000	7,014,237
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.759(c)	07/20/34	8,500	8,489,845
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.778(c)	10/17/31	1,000	1,001,126
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.716(c)	07/15/34	2,000	2,004,372
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.686(c)	10/25/33	11,000	11,020,754
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.698(c)	01/17/34	5,500	5,514,170

See Notes to Financial Statements.

PGIM Core Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856%(c)	07/15/29	44	$44,288
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.766(c)	07/15/34	3,500	3,500,654
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.729(c)	04/20/34	7,000	7,004,674
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/22/31	431	431,316
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31	898	898,433
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.868(c)	04/15/33	6,500	6,510,621
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.654(c)	02/05/31	172	172,586
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34	4,125	4,122,467
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.946(c)	01/16/33	1,391	1,392,569
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	01/20/35	9,000	9,002,369
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.756(c)	01/15/31	406	406,275
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34	5,250	5,269,304
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.519(c)	10/21/30	11,200	11,215,050
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	04/21/31	708	708,811
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/31	980	980,653

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.696%(c)	07/15/31	1,890	$1,887,395
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.842(c)	06/20/34	9,750	9,746,265
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	6.916(c)	01/25/32	2,500	2,501,420
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/34	5,000	4,998,990
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.856(c)	10/13/31	7,824	7,828,633
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.567(c)	01/15/33	3,500	3,500,196
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.629(c)	07/20/30	2,842	2,843,534
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.829(c)	10/22/30	417	417,366
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.829(c)	10/30/30	271	271,414
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.708(c)	01/17/31	518	518,473
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.759(c)	05/21/34	7,000	7,016,966
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	04/20/34	9,750	9,758,336
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.782(c)	06/20/34	6,500	6,501,950
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.761(c)	07/25/31	220	220,443

See Notes to Financial Statements.

PGIM Core Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609%(c)	04/20/31	851	$851,883
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.123(c)	01/20/37	4,750	4,767,493
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31	774	775,449
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	1,300	1,300,780
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	07/15/34	2,200	2,196,088
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.677(c)	07/23/33	4,250	4,247,865
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.818(c)	01/17/30	479	479,849
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	01/20/31	607	608,328
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.188(c)	01/20/36	10,500	10,499,695
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.514(c)	07/15/34	5,500	5,537,895
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.039(c)	07/20/32	1,250	1,251,636
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	6.786(c)	10/15/30	493	493,936
Series 2015-01A, Class A1R, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.460(c)	01/18/29	118	117,654
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.649(c)	01/20/31	766	765,880

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678%(c)	07/17/31	2,089	$2,089,322
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866(c)	04/15/30	114	114,717

				242,207,872

Consumer Loans 0.8%

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,408,734
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	6.106(c)	06/16/36	2,800	2,761,465
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,344,531
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,402,446
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29	173	173,139

				13,090,315

Credit Cards 0.1%

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,052,708

Equipment 0.1%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	412	404,305
Series 2019-A, Class A5, 144A	3.080	11/12/41	610	600,710
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,132,072

				2,137,087

Home Equity Loans 0.1%

Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63	404	408,490
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,360	1,400,192
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	300	299,953

				2,108,635

See Notes to Financial Statements.

PGIM Core Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.0%

Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200%	01/17/41	1,109	$973,530

Student Loans 0.4%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	161	147,695
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	121	113,099
Series 2020-AGS, Class A, 144A	1.980	08/25/50	553	483,530

ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	924	818,833

Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	2	2,385
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	13	13,056
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	53	51,481

Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	27	27,112
Series 2019-CA, Class A2, 144A	3.130	02/15/68	219	211,707
Series 2020-BA, Class A2, 144A	2.120	01/15/69	470	434,505
Series 2020-DA, Class A, 144A	1.690	05/15/69	353	322,727

Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	5.989(c)	05/25/70	1,492	1,461,895

SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	186	180,890
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	334	324,460
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	416	390,280

SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	146	142,654
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	765	722,075
Series 2020-C, Class AFX, 144A	1.950	02/15/46	409	374,528

				6,222,912

TOTAL ASSET-BACKED SECURITIES (cost $359,087,300)				356,994,914

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,876,907
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,576,361
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A	3.172	05/15/49	156	152,371

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK,
Series 2019-BN17, Class A3	3.456%	04/15/52	4,129	$3,886,365
Series 2019-BN20, Class A2	2.758	09/15/62	5,607	4,916,297
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,966,553
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,339,858
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,294,666
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,878,707
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,091,374
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,707,263
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,678,421
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,750,884
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	452,193
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.253(c)	03/15/37	6,000	5,716,316
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,820,203
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,764,391
Series 2023-C21, Class A2	6.506(cc)	09/15/56	3,500	3,664,429
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,976,453
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	699	671,889
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,108,243
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,342,879
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,499,728
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,143,824
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,281,665
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,291,017
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,383,412
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,182,695
Series 2023-B39, Class A2	6.794(cc)	07/15/56	7,000	7,318,860
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,400,343
BMARK,
Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,555,493
BMO Mortgage Trust,
Series 2023-5C01, Class A3	6.534(cc)	08/15/56	7,200	7,649,405
Series 2023-5C02, Class A3	7.296(cc)	11/15/56	9,000	9,853,557
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,536,774
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	407,761
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,412,171
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,823	2,672,397

See Notes to Financial Statements.

PGIM Core Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585%	12/10/54	1,760	$1,677,533
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,162	1,142,447
Series 2016-C03, Class A3	2.896	11/15/49	883	838,897
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,369,984
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,601,069
Series 2019-C07, Class A3	2.860	12/15/72	1,120	1,002,850
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,661,948
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,469,953
Series 2015-PC01, Class A4	3.620	07/10/50	824	808,902
Series 2016-COR01, Class A3	2.826	10/10/49	792	752,478
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,084	1,008,174
Series 2021-C20, Class A2	2.486	03/15/54	5,503	4,701,081
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	432,450
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,844,553
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.469(cc)	07/25/28	3	3,315
Series 2019-M21, Class 3A1	2.100	06/25/34	2,401	2,244,777
Series 2019-M25, Class A1	2.142	11/25/29	176	174,695
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,334,161
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	917,084
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,796,284
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,827,408
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1	2.920	02/15/48	865	843,843
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457	03/15/50	284	276,044
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	936	883,921
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	692	657,756
Series 2016-JP03, Class A4	2.627	08/15/49	433	408,881
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,133,641
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	3,910	3,814,592

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791%	11/15/49	900	$848,155
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,700,357
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,696,946
Series 2018-C09, Class A3	3.854	03/15/51	657	626,385
Series 2018-C14, Class A3	4.180	12/15/51	1,069	1,027,340
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,855,783
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,121,859
Series 2016-C35, Class A3	2.674	07/15/48	1,680	1,600,316
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,424,631
Series 2017-C38, Class A4	3.190	07/15/50	919	871,279
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	954,708
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,881,011
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,921,357
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,363,676
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,961,316
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,475,003
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,211,577

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $263,455,132)				242,392,545

CORPORATE BONDS 31.6%

Aerospace & Defense 0.6%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	307,704
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,442,092
Sr. Unsec’d. Notes	3.550	03/01/38	495	394,782
Sr. Unsec’d. Notes	3.600	05/01/34	1,600	1,382,647
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,981,753
Sr. Unsec’d. Notes	3.850	11/01/48	455	336,825
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	725	738,103
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	30	29,520

				9,613,426

Agriculture 0.9%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	573,293

See Notes to Financial Statements.

PGIM Core Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Altria Group, Inc., (cont’d.)
Gtd. Notes	3.400%	02/04/41	2,010	$1,484,969
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,711,715
Gtd. Notes	2.726	03/25/31	2,180	1,825,613
Gtd. Notes	3.557	08/15/27	120	114,648
Gtd. Notes	6.343	08/02/30	710	746,760
BAT International Finance PLC (United Kingdom),
Gtd. Notes	5.931	02/02/29	1,295	1,343,722
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	7,955	8,087,810

				15,888,530

Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	60	56,569
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	546	487,383
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	275	249,517
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	375	319,554

				1,113,023

Auto Manufacturers 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	320	263,498
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	900	918,955
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	468,952
Gtd. Notes	4.350	01/17/27	180	177,399
Sr. Unsec’d. Notes	2.700	08/20/27	375	347,388
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,403,716
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,775,903
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	2,220	2,218,163

				9,573,974

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 9.9%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849%	03/25/26	200	$186,308
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,003,548
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,535,699
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,520,943
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,336,349
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,667,588
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	381,632
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	309,989
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	97,721
Sub. Notes, MTN	4.000	01/22/25	800	789,211
Sub. Notes, MTN	4.450	03/03/26	1,500	1,486,502
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,046
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,770,528
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,485,065
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	391,993
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	3,075	2,849,430
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,308,901
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,234,002
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	378,143
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	953,966
Sr. Preferred Notes, 144A	5.335(ff)	06/12/29	465	471,577
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375	01/14/25	2,650	2,571,341
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	583,114
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,472,615
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,183,653
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,220,237
Sr. Unsec’d. Notes	3.200	10/21/26	290	277,435
Sr. Unsec’d. Notes	3.400	05/01/26	350	338,908
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	170,894
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	468,904
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	650,726
Sub. Notes	4.400	06/10/25	4,000	3,956,360
Sub. Notes	4.450	09/29/27	840	822,844
Sub. Notes	4.600	03/09/26	945	937,634
Sub. Notes	4.750	05/18/46	460	413,808
Sub. Notes	6.174(ff)	05/25/34	900	933,882

See Notes to Financial Statements.

PGIM Core Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	1.907%(ff)	06/16/26	1,045	$994,930
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,438,896
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	525	543,709
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,362,332
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,845,028
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,106,111
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,142,249
Sr. Unsec’d. Notes	3.500	01/23/25	75	73,773
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,206,891
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,509,205
Sr. Unsec’d. Notes	3.850	01/26/27	475	463,268
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	120,879
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	7,174,872
Sub. Notes	5.150	05/22/45	335	329,059
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,545,784
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	650,960
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	200	199,215
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	855	871,147
Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,641,698
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,738,622
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	884,936
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,841,370
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	199,546
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,173,127
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,229,977
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	202,913
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	295,429
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,464,784
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	162,149
Sub. Notes	2.956(ff)	05/13/31	1,855	1,634,915
Sub. Notes	3.875	09/10/24	375	371,292
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,184,562
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,963,215

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	5.466%(ff)	01/18/35	505	$515,666
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	784,790
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	725,791
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	461,590
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	449,081
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,169,564
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,424,772
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,479,152
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	296,495
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	363,471
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,742,669
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,678,307
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,710,477
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	765	851,879
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	275	254,374
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,515,265
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	932,325
Sr. Non-Preferred Notes, 144A, MTN	6.447(ff)	01/12/27	1,350	1,369,338
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.348	01/15/25	2,520	2,451,701
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.092(c)	09/30/24	1,702	1,691,259
Truist Bank,
Sub. Notes	2.250	03/11/30	2,840	2,366,361
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	337,392
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	4,555	4,697,923
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	529,686
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,698,103
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,051,260
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	823,511
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	341,179
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	1,585	1,599,356
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,356,627
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,381,502

See Notes to Financial Statements.

PGIM Core Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	5.013%(ff)	04/04/51	2,300	$2,198,609
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,155,383

				168,329,197

Beverages 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	177,833
Gtd. Notes	4.900	02/01/46	1,675	1,623,873
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.350	06/01/40	975	903,554
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	448,217
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	857,521
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,373,359

				5,384,357

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/33	3,930	4,012,862

Building Materials 0.2%

Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A	5.900	03/15/34	2,860	3,056,472
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	781,984

				3,838,456

Chemicals 0.1%

LYB International Finance III LLC,
Gtd. Notes	4.200	05/01/50	1,070	850,064
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	248	239,947
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	199,206
Gtd. Notes	6.500	09/27/28	400	377,580

				1,666,797

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.3%

ERAC USA Finance LLC,
Gtd. Notes, 144A	4.500%	02/15/45	75	$67,453
Experian Finance PLC,
Gtd. Notes, 144A	2.750	03/08/30	1,735	1,523,080
Georgetown University (The),
Sr. Unsec’d. Notes	5.115	04/01/53	670	685,792
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	575	558,375
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	538,086
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	160	119,402
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	637	449,041
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	289,105
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,152,976

				5,383,310

Computers 0.3%

Apple, Inc.,
Sr. Unsec’d. Notes	3.850	08/04/46	525	453,235
Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	3,145	3,306,635
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,402,318

				5,162,188

Diversified Financial Services 0.8%

BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN	1.625	04/29/24	635	628,793
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,192,732
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,381,147
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,384,345
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	78,992
Sr. Unsec’d. Notes	5.875	07/21/28	2,460	2,543,818

See Notes to Financial Statements.

PGIM Core Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608%	07/14/31	565	$467,907
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,037,929

				13,715,663

Electric 2.9%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	459,638
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	830	704,612
Alabama Power Co.,
Sr. Unsec’d. Notes	2.800	04/01/25	75	73,027
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A	4.550	09/27/51	656	478,932
Ameren Illinois Co.,
First Mortgage	3.700	12/01/47	625	499,402
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,348,396
Sr. Unsec’d. Notes	3.350	05/15/50	485	342,642
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z	2.400	09/01/26	190	179,736
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.700	09/01/49	495	370,341
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	305	267,941
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A(a)	4.688	05/15/29	1,600	1,503,000
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	32,082
First Mortgage	4.000	03/01/48	115	95,391
First Mortgage, Series 123	3.750	08/15/47	775	613,648
First Mortgage, Series 130	3.125	03/15/51	95	66,002
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	646,942
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	33,579
Consumers Energy Co.,
First Mortgage	3.250	08/15/46	155	118,183
Delmarva Power & Light Co.,
First Mortgage	4.150	05/15/45	60	49,843

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D	2.850%	08/15/26	55	$52,139
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050	05/15/48	370	310,366
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	350	331,667
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	137,866
Sr. Unsec’d. Notes	3.950	08/15/47	185	145,859
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	137,236
First Mortgage	4.200	07/15/48	205	172,806
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,142,644
First Mortgage	3.700	10/15/46	75	58,258
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	643,139
Gtd. Notes, 144A	3.500	04/06/28	475	447,683
Entergy Arkansas LLC,
First Mortgage	2.650	06/15/51	2,220	1,382,658
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	170	158,010
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	907,712
Evergy, Inc.,
Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,094,123
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	315,034
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	206,325
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	905,445
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	240	225,042
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	217,081
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,343,000
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	873,998
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	185,607
First Mortgage	4.250	07/15/49	350	302,242

See Notes to Financial Statements.

PGIM Core Bond Fund 27

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Monongahela Power Co.,
First Mortgage, 144A	4.100%	04/15/24	851	$847,575
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	842,049
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,888,995
Gtd. Notes	5.749	09/01/25	2,275	2,297,553
Gtd. Notes	6.051	03/01/25	785	791,557
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	263,059
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,098,466
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150	04/01/48	250	204,497
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	60	58,616
Pacific Gas & Electric Co.,
First Mortgage	4.950	07/01/50	1,460	1,269,912
PacifiCorp,
First Mortgage	2.700	09/15/30	890	774,655
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	125,102
First Mortgage	3.050	03/15/51	1,540	1,071,334
First Ref. Mortgage	4.800	10/15/43	120	110,409
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,339,153
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	165,186
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	190,886
First Mortgage, Series 34	3.200	03/01/50	720	502,499
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	349,229
First Mortgage, MTN	2.700	05/01/50	390	259,670
First Mortgage, MTN	3.200	05/15/29	1,265	1,187,391
First Mortgage, MTN	3.600	12/01/47	95	75,586
First Mortgage, MTN	3.700	05/01/28	590	571,493
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,087,347
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	1,155	943,052
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	353,865

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Southern California Edison Co.,
First Mortgage	3.650%	02/01/50	290	$220,677
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	636,794
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	266,974
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	441,225
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN	3.500	05/04/27	600	581,712
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,029,458
Union Electric Co.,
Sr. Sec’d. Notes	3.650	04/15/45	50	39,187
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	178,771
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	281,523
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,497,034
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	504,980
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	491,460

				49,418,208

Engineering & Construction 0.1%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	943,971
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,082	1,038,136
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	492,180

				2,474,287

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	1,570	1,391,828
Gtd. Notes	5.141	03/15/52	925	796,007

				2,187,835

See Notes to Financial Statements.

PGIM Core Bond Fund 29

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.3%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875%	05/01/29	280	$308,564
Campbell Soup Co.,
Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,879,553
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27	1,320	1,266,870
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	1,005	870,826
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	50,942

				4,376,755

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	606,244
Sr. Unsec’d. Notes	4.500	08/01/24	214	211,459
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	216,650

				1,034,353

Gas 0.1%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	893,926
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	305	250,850
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	785	633,964
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	410,724

				2,189,464

Healthcare-Products 0.0%

Medtronic, Inc.,
Gtd. Notes	4.375	03/15/35	235	229,138

Healthcare-Services 1.0%

Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	98,561
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	877,780
Sr. Unsec’d. Notes	6.750	12/15/37	170	190,813

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

AHS Hospital Corp.,
Unsec’d. Notes	5.024%	07/01/45	200	$191,793
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	208,831
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,812,558
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.950	12/01/29	595	539,748
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	64,243
Mount Sinai Hospital,
Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,338,311
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	543,437
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	571,778
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,185,266
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	369,175
Unsec’d. Notes, Series H	2.746	10/01/26	40	37,739
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,706,881
Sr. Unsec’d. Notes	3.500	03/30/25	190	186,554
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes	3.949	07/01/46	175	142,903
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	364,951
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	894,257
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,816
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,797,806
Sr. Unsec’d. Notes(h)	5.050	04/15/53	2,925	2,896,619

				17,108,820

Insurance 0.7%

Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	95	89,133
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	94,991

See Notes to Financial Statements.

PGIM Core Bond Fund 31

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850%	10/15/50	1,175	$806,848
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,163,641
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	5,900	6,066,477
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	135,446
Gtd. Notes, 144A	3.951	10/15/50	450	349,853
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	122,141
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,492,487
Sr. Unsec’d. Notes	5.000	04/05/46	217	198,982
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	100,347
Gtd. Notes	4.300	11/15/46	140	118,845
Gtd. Notes	4.350	05/15/43	20	18,065
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	667,947
Sub. Notes, 144A	4.900	09/15/44	120	112,422
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	427,592

				11,965,217

Iron/Steel 0.3%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,262,172

Lodging 0.2%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	730	746,968
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(a)	3.500	08/18/26	1,230	1,174,371
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	513,329
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	240,264

				2,674,932

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%

Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes(a)	5.700%	08/14/33	1,860	$1,945,031

Media 0.8%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	347,856
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,277,367
Sr. Sec’d. Notes	3.700	04/01/51	360	228,924
Sr. Sec’d. Notes	3.900	06/01/52	370	242,285
Sr. Sec’d. Notes	5.375	05/01/47	530	442,515
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,499,849
Sr. Sec’d. Notes	6.484	10/23/45	400	384,038
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	275	269,205
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,953,797
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	271,947
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,907,633
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	1,000	864,475
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	150	131,634

				12,821,525

Mining 0.5%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	200,621
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,335,498
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	220,500
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	723,978
Gtd. Notes	2.800	10/01/29	1,270	1,150,852
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,622,821

				9,254,270

See Notes to Financial Statements.

PGIM Core Bond Fund 33

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750%	04/01/31	3,510	$3,034,233

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	1,660	1,657,261

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	2,944,389

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	660,268
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	2,435	2,254,045
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,366,771
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	175	182,954
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,219,431
Sr. Unsec’d. Notes	5.400	06/15/47	229	215,862
Sr. Unsec’d. Notes	6.750	11/15/39	45	49,455
ConocoPhillips Co.,
Gtd. Notes(a)	5.050	09/15/33	4,120	4,192,082
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,283,535
Gtd. Notes, 144A	2.268	11/15/26	330	304,638
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,223,406
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	985,946
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	507,404
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	531,998
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	365,532
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	111,735
Sr. Unsec’d. Notes	7.875	09/15/31	250	284,607
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	311,236

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.350%	02/12/48	66	$40,854
Gtd. Notes	6.490	01/23/27	1,048	985,592
Gtd. Notes	6.500	03/13/27	1,020	954,720
Gtd. Notes, MTN	6.750	09/21/47	1,096	701,111
Gtd. Notes, MTN	6.875	08/04/26	870	845,118
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,575,406
Gtd. Notes	3.550	10/01/26	310	300,715
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	456,875
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	914,238
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33	1,010	1,079,026

				29,904,560

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	472,324

Packaging & Containers 0.5%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,425,950
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,799,741
WRKCo, Inc.,
Gtd. Notes	4.650	03/15/26	560	556,098

				7,781,789

Pharmaceuticals 1.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	103,718
Sr. Unsec’d. Notes	4.050	11/21/39	285	257,953
Sr. Unsec’d. Notes	4.250	11/21/49	220	193,223
Sr. Unsec’d. Notes	4.550	03/15/35	360	352,501
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,110,350
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	958,560
Cencora, Inc.,
Sr. Unsec’d. Notes	3.250	03/01/25	55	53,943

See Notes to Financial Statements.

PGIM Core Bond Fund 35

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Group (The),
Gtd. Notes	3.400%	03/01/27	325	$312,690
Gtd. Notes	4.375	10/15/28	1,950	1,923,315
Gtd. Notes	4.500	02/25/26	700	694,516
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	5,366,020
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	270,784
Sr. Unsec’d. Notes	5.125	02/21/30	3,190	3,222,511
Sr. Unsec’d. Notes	5.125	07/20/45	465	434,088
Sr. Unsec’d. Notes	5.875	06/01/53	125	128,420
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,905,480
McKesson Corp.,
Sr. Unsec’d. Notes	5.100	07/15/33	2,525	2,580,367
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,046,171
Gtd. Notes	5.400	11/29/43	860	760,509
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	1,220	1,173,067
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	105	89,267
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	920	696,144

				24,633,597

Pipelines 1.8%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	1,300	1,164,389
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,569,494
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	539,691
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	972,064
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,401,975
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	428,945
Sr. Unsec’d. Notes	5.000	05/15/50	565	502,077
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,676,184

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.250%	04/15/49	910	$943,816
Sr. Unsec’d. Notes	6.400	12/01/30	520	554,881
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,466,937
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	349,994
Gtd. Notes	3.950	01/31/60	525	418,029
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	570,640
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	739,500
Magellan Midstream Partners LP,
Gtd. Notes	4.200	03/15/45	275	208,568
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,357,653
Sr. Unsec’d. Notes	4.000	02/15/25	130	128,170
Sr. Unsec’d. Notes	4.500	04/15/38	270	241,828
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,060
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,640
Sr. Unsec’d. Notes	5.500	02/15/49	210	202,019
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	313,000
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,169,423
Gtd. Notes	4.500	03/15/50	195	160,644
Gtd. Notes	6.050	09/01/33	2,510	2,634,249
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	321,775
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	992,264
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	140	134,916
Targa Resources Corp.,
Gtd. Notes	6.125	03/15/33	1,240	1,297,457
Gtd. Notes	6.250	07/01/52	1,305	1,343,715
Gtd. Notes	6.500	03/30/34	1,095	1,180,402
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	284,277
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	503,596
Sr. Unsec’d. Notes	4.600	03/15/48	500	449,358
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	320	280,258

See Notes to Financial Statements.

PGIM Core Bond Fund 37

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000%	09/15/25	350	$344,346
Sr. Unsec’d. Notes	4.300	03/04/24	325	324,595
Sr. Unsec’d. Notes	5.150	03/15/34	90	90,285
Sr. Unsec’d. Notes	5.400	03/04/44	400	386,257

				30,851,371

Real Estate 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	3,936,867

Real Estate Investment Trusts (REITs) 1.4%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,302,598
Gtd. Notes	4.750	04/15/35	425	409,469
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,426,860
Sr. Unsec’d. Notes	5.500	02/15/34	895	897,021
Corporate Office Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,090,863
CubeSmart LP,
Gtd. Notes(a)	2.250	12/15/28	3,360	2,964,792
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	630	546,160
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	1,500	1,328,800
Prologis LP,
Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,234,904
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	250,342
Sr. Unsec’d. Notes	3.250	01/15/31	985	888,427
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	4,585	4,036,980
Gtd. Notes	5.500	01/15/29	2,785	2,811,440
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	731,138
Gtd. Notes	3.625	03/15/24	1,500	1,495,693

				24,415,487

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.2%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550%	07/26/27	940	$904,265
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	620	499,600
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,651,329

				3,055,194

Semiconductors 0.3%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	235,206
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	811,435
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,252,544

				5,299,185

Software 0.3%

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	127,224
Sr. Unsec’d. Notes	3.041	03/17/62	335	235,202
Oracle Corp.,
Sr. Unsec’d. Notes	4.300	07/08/34	2,408	2,242,698
Workday, Inc.,
Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,257,174

				4,862,298

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	47,075
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,234,785
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,209,036
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	830,540
Sr. Unsec’d. Notes	4.500	05/15/35	205	193,483
Sr. Unsec’d. Notes	5.400	02/15/34	2,020	2,072,739
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	1,690	1,759,314
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,401,123
Gtd. Notes	3.000	02/15/41	640	478,255
Gtd. Notes	3.750	04/15/27	970	940,603
Gtd. Notes	3.875	04/15/30	4,780	4,516,384

See Notes to Financial Statements.

PGIM Core Bond Fund 39

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	4.375%	04/15/40	380	$342,785
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	139,643
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,791,765
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,346,020

				24,303,550

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.050	02/15/51	910	645,890
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	3.500	05/01/50	1,585	1,197,142

				1,843,032

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,957,520

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	4.000	12/01/46	145	122,564

TOTAL CORPORATE BONDS (cost $582,693,792)				538,699,011

MUNICIPAL BONDS 0.4%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	38,601

California 0.0%

City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39	270	296,516

University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,773
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,951

				351,240

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102%	01/01/41	250	$301,892

New York 0.2%

Port Authority of New York & New Jersey,
Revenue Bonds	5.072	07/15/53	2,525	2,541,972

Pennsylvania 0.1%

Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	537,864
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	79,070
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	160,373

				777,307

Texas 0.1%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	775	852,232
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	796,878
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	441,002
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	281,873

				2,371,985

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	106,517

TOTAL MUNICIPAL BONDS (cost $7,284,025)				6,489,514

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.0%

Alternative Loan Trust,
Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,444
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	107	60,384
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.345(c)	09/25/31	2,200	2,186,014

See Notes to Financial Statements.

PGIM Core Bond Fund 41

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bellemeade Re Ltd., (cont’d.)
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.345%(c)	09/25/31	399	$398,754
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.095(c)	01/26/32	2,140	2,141,154
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	3,646	3,586,498
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,849	1,682,824
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.245(c)	12/25/41	2,120	2,139,167
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.845(c)	10/25/43	1,458	1,464,051
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	757
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.385(cc)	03/25/59	879	874,972
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,130	1,061,931
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	494,315
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	0.591(c)	04/25/50	1,200	154,484
Series 2023-54, Class PO	1.852(s)	11/25/53	4,098	3,366,982
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	10/25/33	2,885	2,919,274
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.995(c)	01/25/34	189	189,878
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	6.195(c)	09/25/41	5,059	5,033,463
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	6.345(c)	01/25/42	1,497	1,491,656
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	61	62,353
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	773	727,936
Series 5019, Class IP, IO	3.000	10/25/50	851	142,240
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,647	130,662
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	459	8,853
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	561	516,233

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Government National Mortgage Assoc., (cont’d.)
Series 2016-46, Class JE	2.500%	11/20/45	134	$122,655
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,783	41,820
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	2,212	56,781
Series 2018-151, Class SL, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	2,019	53,419
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	4,009	64,992
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	0.748(c)	07/16/43	5,174	312,285
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,991	91,829
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	4,055	66,112
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,492	69,342
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	717	226
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	5,494	94,342
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,845	88,832
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,210	71,908
Series 2022-112, Class CM	3.000	06/20/52	2,851	2,130,175
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	6,725	130,344
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,518	39,760
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.109(c)	05/25/29	61	60,701
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	1,491	1,489,204
Series 2020-GS01, Class A1, 144A	6.882	10/25/59	647	646,811
Series 2021-GS01, Class A1, 144A	4.892	10/25/66	272	267,396
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	2,259	2,003,857
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	107	104,594

See Notes to Financial Statements.

PGIM Core Bond Fund 43

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200%(c)	01/25/48	54	$52,080
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.945(c)	04/25/34	2,381	2,381,617
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.100(c)	06/25/57	126	119,910
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.351(c)	02/27/24	2,118	2,106,963
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.743(c)	03/27/25	2,569	2,596,826
Sequoia Mortgage Trust,
Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	6.211(c)	10/20/27	11	10,040
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	5.949(c)	07/19/35	14	12,938
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.888(c)	02/25/57	85	86,335
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.450(c)	10/25/59	128	128,751
Series 2020-04, Class A1, 144A	1.750	10/25/60	614	544,008
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,657	1,560,336
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	2,694	2,535,946
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.458(c)	06/25/42	21	18,735
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.458(c)	08/25/42	2	1,569
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	6.030(c)	10/25/45	165	155,824

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,664,676)				51,155,542

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 0.4%

Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	840	$802,200

Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	466,505
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	303,750

Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	278,209

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,352,706

Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	195,711
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	398,806

Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	811,405
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,546,851

Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200	132,050

Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701	605,313

Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	152,677
Sr. Unsec’d. Notes	3.300	03/15/28	110	106,065

Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	94,851
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	47,222

TOTAL SOVEREIGN BONDS (cost $8,089,693)				7,294,321

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.8%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,786	1,370,159
Federal Home Loan Mortgage Corp.	2.000	01/01/32	275	255,446
Federal Home Loan Mortgage Corp.	2.000	02/01/36	832	752,348
Federal Home Loan Mortgage Corp.	2.000	10/01/40	378	324,650
Federal Home Loan Mortgage Corp.	2.000	09/01/50	12,269	9,960,736
Federal Home Loan Mortgage Corp.	2.000	11/01/50	561	455,142
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,883	1,526,234
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,439	1,969,774
Federal Home Loan Mortgage Corp.	2.000	04/01/51	100	81,295
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,276	1,030,837
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,279	3,459,067
Federal Home Loan Mortgage Corp.	2.000	09/01/51	452	370,268
Federal Home Loan Mortgage Corp.	2.000	09/01/51	951	769,221

See Notes to Financial Statements.

PGIM Core Bond Fund 45

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	2.500%	01/01/29	138	$132,691
Federal Home Loan Mortgage Corp.	2.500	07/01/31	259	244,974
Federal Home Loan Mortgage Corp.	2.500	01/01/32	138	130,841
Federal Home Loan Mortgage Corp.	2.500	10/01/32	328	308,170
Federal Home Loan Mortgage Corp.	2.500	12/01/32	590	554,769
Federal Home Loan Mortgage Corp.	2.500	09/01/46	152	130,549
Federal Home Loan Mortgage Corp.	2.500	11/01/46	476	409,917
Federal Home Loan Mortgage Corp.	2.500	11/01/49	815	694,944
Federal Home Loan Mortgage Corp.	2.500	07/01/50	1,146	972,437
Federal Home Loan Mortgage Corp.	2.500	03/01/51	957	817,611
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,706	9,053,278
Federal Home Loan Mortgage Corp.	2.500	05/01/51	220	186,122
Federal Home Loan Mortgage Corp.	2.500	07/01/51	452	381,139
Federal Home Loan Mortgage Corp.	2.500	08/01/51	904	763,700
Federal Home Loan Mortgage Corp.	2.500	10/01/51	74	62,602
Federal Home Loan Mortgage Corp.	2.500	10/01/51	309	262,820
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,137	2,645,745
Federal Home Loan Mortgage Corp.	2.500	01/01/52	476	401,422
Federal Home Loan Mortgage Corp.	3.000	02/01/32	565	541,782
Federal Home Loan Mortgage Corp.	3.000	01/01/37	131	122,156
Federal Home Loan Mortgage Corp.	3.000	12/01/37	53	49,189
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,342	1,219,862
Federal Home Loan Mortgage Corp.	3.000	07/01/43	230	209,427
Federal Home Loan Mortgage Corp.	3.000	06/01/46	380	340,185
Federal Home Loan Mortgage Corp.	3.000	09/01/46	2,195	1,964,477
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,769	6,946,658
Federal Home Loan Mortgage Corp.	3.000	01/01/47	396	353,955
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,360	2,089,210
Federal Home Loan Mortgage Corp.	3.000	06/01/50	593	523,793
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,856	3,373,398
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,090	3,582,034
Federal Home Loan Mortgage Corp.	3.500	11/01/37	119	112,947
Federal Home Loan Mortgage Corp.	3.500	06/01/42	167	156,364
Federal Home Loan Mortgage Corp.	3.500	06/01/42	179	167,088
Federal Home Loan Mortgage Corp.	3.500	07/01/42	175	163,922
Federal Home Loan Mortgage Corp.	3.500	09/01/42	215	201,221
Federal Home Loan Mortgage Corp.	3.500	10/01/42	268	251,145
Federal Home Loan Mortgage Corp.	3.500	06/01/43	116	108,777
Federal Home Loan Mortgage Corp.	3.500	05/01/45	147	136,121
Federal Home Loan Mortgage Corp.	3.500	01/01/47	108	100,273
Federal Home Loan Mortgage Corp.	3.500	02/01/47	240	223,014
Federal Home Loan Mortgage Corp.	3.500	11/01/47	162	149,922
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,496	3,249,289
Federal Home Loan Mortgage Corp.	3.500	08/01/48	66	60,805
Federal Home Loan Mortgage Corp.	3.500	10/01/48	251	232,179

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	3.500%	01/01/50	1,505	$1,395,548
Federal Home Loan Mortgage Corp.	3.500	01/01/52	151	137,972
Federal Home Loan Mortgage Corp.	3.500	05/01/52	11,316	10,303,585
Federal Home Loan Mortgage Corp.	4.000	11/01/37	1,660	1,623,540
Federal Home Loan Mortgage Corp.	4.000	12/01/40	50	48,075
Federal Home Loan Mortgage Corp.	4.000	01/01/41	185	177,116
Federal Home Loan Mortgage Corp.	4.000	04/01/42	189	182,438
Federal Home Loan Mortgage Corp.	4.000	10/01/45	93	89,760
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,333	1,282,403
Federal Home Loan Mortgage Corp.	4.000	05/01/46	84	81,412
Federal Home Loan Mortgage Corp.	4.000	08/01/46	125	120,641
Federal Home Loan Mortgage Corp.	4.000	11/01/47	83	79,537
Federal Home Loan Mortgage Corp.	4.000	04/01/48	130	125,211
Federal Home Loan Mortgage Corp.	4.000	05/01/48	142	135,973
Federal Home Loan Mortgage Corp.	4.000	07/01/48	257	246,374
Federal Home Loan Mortgage Corp.	4.000	07/01/49	375	360,582
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,692	1,609,671
Federal Home Loan Mortgage Corp.	4.500	06/01/42	60	59,036
Federal Home Loan Mortgage Corp.	4.500	09/01/44	76	75,588
Federal Home Loan Mortgage Corp.	4.500	07/01/45	190	189,281
Federal Home Loan Mortgage Corp.	4.500	04/01/47	730	722,318
Federal Home Loan Mortgage Corp.	4.500	07/01/47	79	78,004
Federal Home Loan Mortgage Corp.	4.500	07/01/47	179	176,649
Federal Home Loan Mortgage Corp.	4.500	11/01/47	319	314,552
Federal Home Loan Mortgage Corp.	4.500	02/01/48	101	99,637
Federal Home Loan Mortgage Corp.	4.500	07/01/48	206	202,449
Federal Home Loan Mortgage Corp.	4.500	05/01/52	445	429,915
Federal Home Loan Mortgage Corp.	4.500	07/01/52	937	906,246
Federal Home Loan Mortgage Corp.	4.500	08/01/52	3,688	3,566,134
Federal Home Loan Mortgage Corp.	4.500	09/01/52	228	220,862
Federal Home Loan Mortgage Corp.	4.500	09/01/52	457	441,666
Federal Home Loan Mortgage Corp.	5.000	09/01/38	2,234	2,239,443
Federal Home Loan Mortgage Corp.	5.000	10/01/38	704	706,231
Federal Home Loan Mortgage Corp.	5.000	08/01/40	178	179,909
Federal Home Loan Mortgage Corp.	5.000	12/01/47	117	116,601
Federal Home Loan Mortgage Corp.	5.000	02/01/48	213	213,800
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,737	4,678,776
Federal Home Loan Mortgage Corp.	5.000	11/01/52	474	468,869
Federal Home Loan Mortgage Corp.	6.250	07/15/32	95	109,700
Federal National Mortgage Assoc.,

Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	152

See Notes to Financial Statements.

PGIM Core Bond Fund 47

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc., (cont’d.)
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	4.250%(c)	08/01/24	1	$763

Federal National Mortgage Assoc.	0.875	08/05/30	235	192,424
Federal National Mortgage Assoc.	1.500	01/01/36	2,236	1,966,249
Federal National Mortgage Assoc.	1.500	05/01/36	487	426,799
Federal National Mortgage Assoc.	1.500	06/01/36	511	448,317
Federal National Mortgage Assoc.	1.500	07/01/36	1,865	1,634,770
Federal National Mortgage Assoc.	1.500	02/01/42	447	365,648
Federal National Mortgage Assoc.	1.500	10/01/50	374	287,439
Federal National Mortgage Assoc.	1.500	11/01/50	1,055	812,148
Federal National Mortgage Assoc.	1.500	12/01/50	8,009	6,143,840
Federal National Mortgage Assoc.	1.500	01/01/51	3,921	3,023,962
Federal National Mortgage Assoc.	1.500	06/01/51	686	527,904
Federal National Mortgage Assoc.	1.500	07/01/51	809	621,897
Federal National Mortgage Assoc.	1.625	01/07/25	500	485,913
Federal National Mortgage Assoc.	2.000	03/01/31	1,368	1,283,580
Federal National Mortgage Assoc.	2.000	01/01/32	2,816	2,625,318
Federal National Mortgage Assoc.	2.000	05/01/36	1,348	1,218,278
Federal National Mortgage Assoc.	2.000	09/01/36	1,427	1,289,483
Federal National Mortgage Assoc.	2.000	12/01/36	2,287	2,054,760
Federal National Mortgage Assoc.	2.000	02/01/37	3,112	2,796,425
Federal National Mortgage Assoc.	2.000	08/01/40	1,929	1,661,875
Federal National Mortgage Assoc.	2.000	02/01/41	1,824	1,562,055
Federal National Mortgage Assoc.	2.000	05/01/41	3,637	3,117,470
Federal National Mortgage Assoc.	2.000	10/01/50	12,101	9,823,080
Federal National Mortgage Assoc.	2.000	11/01/50	369	299,274
Federal National Mortgage Assoc.	2.000	12/01/50	39	31,817
Federal National Mortgage Assoc.	2.000	01/01/51	1,850	1,500,690
Federal National Mortgage Assoc.	2.000	02/01/51	3,781	3,063,114
Federal National Mortgage Assoc.	2.000	02/01/51	8,293	6,719,173
Federal National Mortgage Assoc.	2.000	03/01/51	5,598	4,521,875
Federal National Mortgage Assoc.	2.000	04/01/51	3,871	3,129,063
Federal National Mortgage Assoc.	2.000	04/01/51	4,313	3,485,552
Federal National Mortgage Assoc.	2.000	05/01/51	23,986	19,385,473
Federal National Mortgage Assoc.	2.000	07/01/51	2,084	1,685,068
Federal National Mortgage Assoc.	2.000	08/01/51	1,563	1,265,176
Federal National Mortgage Assoc.	2.000	08/01/51	2,127	1,720,038
Federal National Mortgage Assoc.	2.500	TBA	12,500	10,523,158
Federal National Mortgage Assoc.	2.500	02/05/24	425	425,000
Federal National Mortgage Assoc.	2.500	05/01/30	177	167,667
Federal National Mortgage Assoc.	2.500	04/01/31	504	476,650
Federal National Mortgage Assoc.	2.500	11/01/31	135	127,489
Federal National Mortgage Assoc.	2.500	07/01/32	790	743,160

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	08/01/32	858	$806,781
Federal National Mortgage Assoc.	2.500	09/01/32	835	784,506
Federal National Mortgage Assoc.	2.500	07/01/35	3,065	2,882,571
Federal National Mortgage Assoc.	2.500	02/01/43	65	56,472
Federal National Mortgage Assoc.	2.500	06/01/46	330	285,294
Federal National Mortgage Assoc.	2.500	09/01/46	162	139,264
Federal National Mortgage Assoc.	2.500	10/01/46	99	85,514
Federal National Mortgage Assoc.	2.500	10/01/46	174	148,333
Federal National Mortgage Assoc.	2.500	03/01/50	633	537,342
Federal National Mortgage Assoc.	2.500	08/01/50	1,645	1,394,059
Federal National Mortgage Assoc.	2.500	08/01/50	4,184	3,544,983
Federal National Mortgage Assoc.	2.500	11/01/50	3,025	2,591,894
Federal National Mortgage Assoc.	2.500	12/01/50	273	233,085
Federal National Mortgage Assoc.	2.500	01/01/51	636	543,930
Federal National Mortgage Assoc.	2.500	04/01/51	5,307	4,488,057
Federal National Mortgage Assoc.	2.500	05/01/51	155	130,813
Federal National Mortgage Assoc.	2.500	08/01/51	3,173	2,678,695
Federal National Mortgage Assoc.	2.500	09/01/51	470	396,616
Federal National Mortgage Assoc.	2.500	10/01/51	847	715,211
Federal National Mortgage Assoc.	2.500	12/01/51	527	447,535
Federal National Mortgage Assoc.	2.500	02/01/52	458	386,461
Federal National Mortgage Assoc.	2.500	02/01/52	891	755,947
Federal National Mortgage Assoc.	3.000	TBA	500	438,027
Federal National Mortgage Assoc.	3.000	TBA(tt)	8,500	7,438,828
Federal National Mortgage Assoc.	3.000	06/01/30	100	96,402
Federal National Mortgage Assoc.	3.000	05/01/31	40	38,192
Federal National Mortgage Assoc.	3.000	12/01/31	109	104,791
Federal National Mortgage Assoc.	3.000	05/01/32	120	115,058
Federal National Mortgage Assoc.	3.000	09/01/32	47	45,333
Federal National Mortgage Assoc.	3.000	11/01/36	91	85,029
Federal National Mortgage Assoc.	3.000	10/01/42	130	117,758
Federal National Mortgage Assoc.	3.000	10/01/42	184	167,723
Federal National Mortgage Assoc.	3.000	02/01/43	177	162,277
Federal National Mortgage Assoc.	3.000	04/01/43	225	204,622
Federal National Mortgage Assoc.	3.000	06/01/43	285	258,644
Federal National Mortgage Assoc.	3.000	12/01/45	396	359,062
Federal National Mortgage Assoc.	3.000	05/01/46	503	450,379
Federal National Mortgage Assoc.	3.000	09/01/46	523	474,774
Federal National Mortgage Assoc.	3.000	10/01/46	1,591	1,422,010
Federal National Mortgage Assoc.	3.000	11/01/46	588	525,372
Federal National Mortgage Assoc.	3.000	11/01/46	1,251	1,118,697
Federal National Mortgage Assoc.	3.000	03/01/47	428	379,211
Federal National Mortgage Assoc.	3.000	04/01/47	904	807,711
Federal National Mortgage Assoc.	3.000	12/01/49	2,178	1,929,437
Federal National Mortgage Assoc.	3.000	01/01/50	906	801,996

See Notes to Financial Statements.

PGIM Core Bond Fund 49

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	02/01/50	822	$728,319
Federal National Mortgage Assoc.	3.000	02/01/50	1,628	1,441,667
Federal National Mortgage Assoc.	3.000	03/01/50	390	344,867
Federal National Mortgage Assoc.	3.000	06/01/50	830	732,972
Federal National Mortgage Assoc.	3.000	01/01/51	1,069	940,060
Federal National Mortgage Assoc.	3.000	05/01/51	1,163	1,019,633
Federal National Mortgage Assoc.	3.000	01/01/52	2,480	2,191,622
Federal National Mortgage Assoc.	3.000	02/01/52	1,787	1,565,596
Federal National Mortgage Assoc.	3.000	03/01/52	3,373	2,954,253
Federal National Mortgage Assoc.	3.000	03/01/52	3,572	3,146,439
Federal National Mortgage Assoc.	3.000	04/01/52	1,806	1,584,374
Federal National Mortgage Assoc.	3.000	04/01/52	2,325	2,036,521
Federal National Mortgage Assoc.	3.500	TBA(tt)	7,500	6,825,557
Federal National Mortgage Assoc.	3.500	12/01/29	49	47,857
Federal National Mortgage Assoc.	3.500	12/01/30	54	52,316
Federal National Mortgage Assoc.	3.500	07/01/31	253	246,940
Federal National Mortgage Assoc.	3.500	08/01/31	225	219,088
Federal National Mortgage Assoc.	3.500	02/01/33	98	95,047
Federal National Mortgage Assoc.	3.500	05/01/33	40	38,825
Federal National Mortgage Assoc.	3.500	10/01/41	70	65,613
Federal National Mortgage Assoc.	3.500	04/01/42	152	141,975
Federal National Mortgage Assoc.	3.500	05/01/42	147	137,480
Federal National Mortgage Assoc.	3.500	05/01/42	956	895,242
Federal National Mortgage Assoc.	3.500	06/01/42	404	378,027
Federal National Mortgage Assoc.	3.500	10/01/42	242	226,473
Federal National Mortgage Assoc.	3.500	10/01/42	258	241,242
Federal National Mortgage Assoc.	3.500	10/01/42	502	468,628
Federal National Mortgage Assoc.	3.500	06/01/43	131	121,758
Federal National Mortgage Assoc.	3.500	06/01/45	146	134,983
Federal National Mortgage Assoc.	3.500	06/01/45	231	214,030
Federal National Mortgage Assoc.	3.500	09/01/45	207	191,558
Federal National Mortgage Assoc.	3.500	10/01/45	226	209,701
Federal National Mortgage Assoc.	3.500	01/01/46	71	66,024
Federal National Mortgage Assoc.	3.500	01/01/46	189	174,496
Federal National Mortgage Assoc.	3.500	04/01/46	1,972	1,826,324
Federal National Mortgage Assoc.	3.500	11/01/46	91	84,570
Federal National Mortgage Assoc.	3.500	06/01/47	326	302,238
Federal National Mortgage Assoc.	3.500	07/01/47	207	191,418
Federal National Mortgage Assoc.	3.500	07/01/47	981	917,648
Federal National Mortgage Assoc.	3.500	08/01/47	156	144,023
Federal National Mortgage Assoc.	3.500	09/01/47	260	240,419
Federal National Mortgage Assoc.	3.500	10/01/47	904	836,989
Federal National Mortgage Assoc.	3.500	11/01/47	842	780,120
Federal National Mortgage Assoc.	3.500	01/01/48	154	142,283
Federal National Mortgage Assoc.	3.500	01/01/48	234	216,555

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/48	3,109	$2,878,296
Federal National Mortgage Assoc.	3.500	04/01/48	422	390,489
Federal National Mortgage Assoc.	3.500	06/01/48	640	593,139
Federal National Mortgage Assoc.	3.500	08/01/48	331	306,087
Federal National Mortgage Assoc.	3.500	10/01/48	226	208,733
Federal National Mortgage Assoc.	3.500	11/01/48	165	152,952
Federal National Mortgage Assoc.	3.500	03/01/49	754	698,089
Federal National Mortgage Assoc.	3.500	06/01/49	311	288,354
Federal National Mortgage Assoc.	3.500	08/01/51	43	39,115
Federal National Mortgage Assoc.	3.500	02/01/52	467	427,510
Federal National Mortgage Assoc.	4.000	TBA	4,500	4,236,579
Federal National Mortgage Assoc.	4.000	TBA(tt)	10,500	9,882,890
Federal National Mortgage Assoc.	4.000	09/01/40	121	116,065
Federal National Mortgage Assoc.	4.000	11/01/40	484	465,646
Federal National Mortgage Assoc.	4.000	02/01/41	199	191,015
Federal National Mortgage Assoc.	4.000	02/01/41	314	302,295
Federal National Mortgage Assoc.	4.000	12/01/41	196	188,904
Federal National Mortgage Assoc.	4.000	10/01/43	155	150,181
Federal National Mortgage Assoc.	4.000	09/01/44	88	84,332
Federal National Mortgage Assoc.	4.000	10/01/44	210	202,244
Federal National Mortgage Assoc.	4.000	12/01/45	71	68,108
Federal National Mortgage Assoc.	4.000	04/01/46	67	64,279
Federal National Mortgage Assoc.	4.000	08/01/46	111	106,592
Federal National Mortgage Assoc.	4.000	09/01/46	858	832,875
Federal National Mortgage Assoc.	4.000	02/01/47	330	317,657
Federal National Mortgage Assoc.	4.000	03/01/47	441	422,184
Federal National Mortgage Assoc.	4.000	06/01/47	257	246,664
Federal National Mortgage Assoc.	4.000	10/01/47	82	78,701
Federal National Mortgage Assoc.	4.000	11/01/47	160	153,208
Federal National Mortgage Assoc.	4.000	12/01/47	167	160,554
Federal National Mortgage Assoc.	4.000	02/01/48	157	150,246
Federal National Mortgage Assoc.	4.000	09/01/48	1,229	1,178,089
Federal National Mortgage Assoc.	4.000	10/01/48	235	226,110
Federal National Mortgage Assoc.	4.000	03/01/49	639	612,140
Federal National Mortgage Assoc.	4.000	03/01/49	977	933,656
Federal National Mortgage Assoc.	4.000	07/01/49	209	198,393
Federal National Mortgage Assoc.	4.000	01/01/50	1,876	1,787,394
Federal National Mortgage Assoc.	4.000	05/01/50	1,957	1,857,429
Federal National Mortgage Assoc.	4.000	05/01/52	1,368	1,287,984
Federal National Mortgage Assoc.	4.336(s)	03/17/31	945	693,245
Federal National Mortgage Assoc.	4.500	08/01/40	56	55,289
Federal National Mortgage Assoc.	4.500	04/01/41	68	67,396
Federal National Mortgage Assoc.	4.500	06/01/41	157	155,934
Federal National Mortgage Assoc.	4.500	08/01/41	78	77,802
Federal National Mortgage Assoc.	4.500	08/01/41	210	209,379

See Notes to Financial Statements.

PGIM Core Bond Fund 51

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	08/01/44	191	$188,757
Federal National Mortgage Assoc.	4.500	01/01/45	102	101,599
Federal National Mortgage Assoc.	4.500	11/01/47	119	117,365
Federal National Mortgage Assoc.	4.500	06/01/48	162	159,713
Federal National Mortgage Assoc.	4.500	07/01/48	1,392	1,369,292
Federal National Mortgage Assoc.	4.500	12/01/48	131	128,455
Federal National Mortgage Assoc.	4.500	02/01/49	42	40,793
Federal National Mortgage Assoc.	4.500	09/01/52	251	242,583
Federal National Mortgage Assoc.	5.000	TBA	2,000	1,973,880
Federal National Mortgage Assoc.	5.000	09/01/30	11	10,858
Federal National Mortgage Assoc.	5.000	10/01/40	95	96,279
Federal National Mortgage Assoc.	5.000	03/01/42	186	187,170
Federal National Mortgage Assoc.	5.000	10/01/47	154	154,851
Federal National Mortgage Assoc.	5.000	01/01/48	39	39,457
Federal National Mortgage Assoc.	5.000	06/01/49	874	874,407
Federal National Mortgage Assoc.	5.000	07/01/52	7,465	7,377,159
Federal National Mortgage Assoc.	5.000	08/01/52	1,338	1,322,328
Federal National Mortgage Assoc.	5.500	TBA(tt)	14,000	14,039,849
Federal National Mortgage Assoc.	5.500	01/01/38	3,936	3,979,556
Federal National Mortgage Assoc.	5.500	01/01/40	97	99,598
Federal National Mortgage Assoc.	6.000	TBA(tt)	8,500	8,616,377
Federal National Mortgage Assoc.	6.000	10/01/36	50	52,540
Federal National Mortgage Assoc.	6.000	07/01/41	55	57,241
Federal National Mortgage Assoc.	6.000	01/01/53	10,389	10,538,877
Federal National Mortgage Assoc.	6.000	03/01/53	2,482	2,515,669
Federal National Mortgage Assoc.	6.000	05/01/53	708	717,751
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	557,286
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	93,082
Government National Mortgage Assoc.	2.000	03/20/51	1,067	889,644
Government National Mortgage Assoc.	2.000	07/20/51	434	361,763
Government National Mortgage Assoc.	2.500	12/20/46	238	208,364
Government National Mortgage Assoc.	2.500	01/20/51	4,446	3,842,913
Government National Mortgage Assoc.	2.500	03/20/51	1,673	1,448,346
Government National Mortgage Assoc.	2.500	05/20/51	7,644	6,615,288
Government National Mortgage Assoc.	2.500	07/20/51	2,381	2,060,175
Government National Mortgage Assoc.	2.500	08/20/51	3,173	2,743,924
Government National Mortgage Assoc.	2.500	09/20/51	3,478	3,007,345
Government National Mortgage Assoc.	3.000	07/20/42	360	327,466
Government National Mortgage Assoc.	3.000	03/20/43	243	220,690
Government National Mortgage Assoc.	3.000	08/20/43	46	41,477
Government National Mortgage Assoc.	3.000	09/20/43	89	81,283
Government National Mortgage Assoc.	3.000	01/20/44	84	76,036
Government National Mortgage Assoc.	3.000	05/20/45	85	77,416
Government National Mortgage Assoc.	3.000	08/15/45	94	84,711
Government National Mortgage Assoc.	3.000	05/20/46	525	474,483

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	07/20/46	838	$757,870
Government National Mortgage Assoc.	3.000	08/20/46	46	41,553
Government National Mortgage Assoc.	3.000	10/20/46	263	237,885
Government National Mortgage Assoc.	3.000	03/20/47	544	491,550
Government National Mortgage Assoc.	3.000	01/20/48	69	62,290
Government National Mortgage Assoc.	3.000	08/20/48	1,171	1,057,490
Government National Mortgage Assoc.	3.000	07/20/49	389	350,742
Government National Mortgage Assoc.	3.000	09/20/49	483	434,241
Government National Mortgage Assoc.	3.000	12/20/49	538	484,149
Government National Mortgage Assoc.	3.000	01/20/50	2,488	2,240,165
Government National Mortgage Assoc.	3.000	02/20/50	109	98,355
Government National Mortgage Assoc.	3.000	09/20/50	319	286,975
Government National Mortgage Assoc.	3.000	10/20/51	451	403,496
Government National Mortgage Assoc.	3.000	11/20/51	845	755,915
Government National Mortgage Assoc.	3.500	TBA	500	461,600
Government National Mortgage Assoc.	3.500	01/15/42	59	55,545
Government National Mortgage Assoc.	3.500	12/20/42	173	162,398
Government National Mortgage Assoc.	3.500	01/20/43	258	242,668
Government National Mortgage Assoc.	3.500	02/20/43	115	108,573
Government National Mortgage Assoc.	3.500	08/20/43	413	389,139
Government National Mortgage Assoc.	3.500	10/20/43	549	516,758
Government National Mortgage Assoc.	3.500	03/20/45	56	52,770
Government National Mortgage Assoc.	3.500	04/20/45	318	297,869
Government National Mortgage Assoc.	3.500	04/20/46	605	565,691
Government National Mortgage Assoc.	3.500	07/20/46	375	350,007
Government National Mortgage Assoc.	3.500	10/20/46	731	683,093
Government National Mortgage Assoc.	3.500	12/20/46	722	674,251
Government National Mortgage Assoc.	3.500	05/20/47	406	378,597
Government National Mortgage Assoc.	3.500	10/20/47	139	129,602
Government National Mortgage Assoc.	3.500	11/20/47	717	667,968
Government National Mortgage Assoc.	3.500	01/20/48	195	181,549
Government National Mortgage Assoc.	3.500	10/20/48	116	108,541
Government National Mortgage Assoc.	3.500	11/20/48	231	215,002
Government National Mortgage Assoc.	3.500	12/20/48	85	79,168
Government National Mortgage Assoc.	3.500	02/20/49	195	181,782
Government National Mortgage Assoc.	3.500	05/20/49	310	288,624
Government National Mortgage Assoc.	3.500	06/20/49	269	250,294
Government National Mortgage Assoc.	3.500	08/20/49	5,469	5,097,981
Government National Mortgage Assoc.	3.500	11/20/50	5,698	5,304,828
Government National Mortgage Assoc.	3.500	04/20/51	1,959	1,813,982
Government National Mortgage Assoc.	3.500	02/20/52	1,745	1,609,582
Government National Mortgage Assoc.	4.000	12/20/40	134	130,416
Government National Mortgage Assoc.	4.000	06/20/41	56	54,900
Government National Mortgage Assoc.	4.000	11/15/41	77	74,703
Government National Mortgage Assoc.	4.000	12/20/42	141	137,324

See Notes to Financial Statements.

PGIM Core Bond Fund 53

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	04/20/43	92	$89,230
Government National Mortgage Assoc.	4.000	10/20/43	77	75,549
Government National Mortgage Assoc.	4.000	12/20/43	171	165,872
Government National Mortgage Assoc.	4.000	09/20/44	100	97,210
Government National Mortgage Assoc.	4.000	08/20/45	164	158,937
Government National Mortgage Assoc.	4.000	10/20/45	77	74,584
Government National Mortgage Assoc.	4.000	03/20/46	150	145,476
Government National Mortgage Assoc.	4.000	11/20/46	112	107,620
Government National Mortgage Assoc.	4.000	03/20/47	97	93,346
Government National Mortgage Assoc.	4.000	05/20/47	154	147,803
Government National Mortgage Assoc.	4.000	07/20/47	606	583,386
Government National Mortgage Assoc.	4.000	11/20/47	414	397,357
Government National Mortgage Assoc.	4.000	12/20/47	98	93,579
Government National Mortgage Assoc.	4.000	06/20/48	1,338	1,281,088
Government National Mortgage Assoc.	4.000	07/20/48	185	176,915
Government National Mortgage Assoc.	4.000	08/20/48	65	62,164
Government National Mortgage Assoc.	4.000	09/20/48	164	157,875
Government National Mortgage Assoc.	4.000	11/20/48	69	65,880
Government National Mortgage Assoc.	4.000	01/20/49	83	79,668
Government National Mortgage Assoc.	4.000	02/20/49	167	160,307
Government National Mortgage Assoc.	4.000	03/20/49	104	99,492
Government National Mortgage Assoc.	4.000	06/20/52	1,902	1,806,354
Government National Mortgage Assoc.	4.500	12/20/41	290	291,523
Government National Mortgage Assoc.	4.500	10/20/43	42	41,904
Government National Mortgage Assoc.	4.500	01/20/44	56	56,172
Government National Mortgage Assoc.	4.500	04/20/44	187	186,394
Government National Mortgage Assoc.	4.500	03/20/45	45	45,289
Government National Mortgage Assoc.	4.500	07/20/46	88	87,973
Government National Mortgage Assoc.	4.500	08/20/46	81	80,815
Government National Mortgage Assoc.	4.500	11/20/46	71	71,032
Government National Mortgage Assoc.	4.500	01/20/47	459	458,118
Government National Mortgage Assoc.	4.500	01/20/48	58	57,411
Government National Mortgage Assoc.	4.500	02/20/48	375	370,384
Government National Mortgage Assoc.	4.500	03/20/48	39	38,855
Government National Mortgage Assoc.	4.500	07/20/48	63	61,629
Government National Mortgage Assoc.	4.500	08/20/48	24	23,782
Government National Mortgage Assoc.	4.500	12/20/48	118	116,433
Government National Mortgage Assoc.	4.500	05/20/52	2,447	2,384,693
Government National Mortgage Assoc.	4.500	07/20/52	3,529	3,438,598
Government National Mortgage Assoc.	5.000	10/20/37	5	5,134
Government National Mortgage Assoc.	5.000	09/20/40	55	55,961
Government National Mortgage Assoc.	5.000	04/20/45	31	30,981
Government National Mortgage Assoc.	5.000	08/20/45	108	110,435
Government National Mortgage Assoc.	5.500	TBA	1,500	1,509,594

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.000%	12/15/39	75	$78,873
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	527,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $463,046,626)				439,255,584

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds	2.000	11/15/41	8,255	5,892,006
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	31,330	23,517,081
U.S. Treasury Bonds	2.375	02/15/42	18,960	14,338,500
U.S. Treasury Bonds	4.125	08/15/53	60	58,960
U.S. Treasury Notes	4.500	11/15/33	55	57,475
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	179,293
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	535,276
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	16,023,161
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	522,906
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	640,343
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	2,210	933,984
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	816
U.S. Treasury Strips Coupon(k)	2.434(s)	11/15/42	16,395	7,007,582
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	214,996
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	153,258
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	653,680
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	375	122,329
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	1,210	596,114
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	510	248,027

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,085,217)				71,695,787

TOTAL LONG-TERM INVESTMENTS (cost $1,834,406,461)				1,713,977,218

			Shares

SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)			62,344,523	62,344,523

See Notes to Financial Statements.

PGIM Core Bond Fund 55

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $12,826,430; includes $12,761,806 of cash collateral for securities onloan)(b)(wb)	12,836,569	$12,832,718

TOTAL SHORT-TERM INVESTMENTS (cost $75,170,953)		75,177,241

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.9% (cost $1,909,577,414)		1,789,154,459

OPTION WRITTEN*~ (0.0)%
(premiums received $0)		(24)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 104.9% (cost $1,909,577,414)		1,789,154,435
Liabilities in excess of other assets(z) (4.9)%		(83,388,895)

NET ASSETS 100.0%		$1,705,765,540

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

DAC—Designated Activity Company

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,215 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,573,283; cash collateral of $12,761,806 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $49,000,000 is 2.9% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	02/13/24	$(2,000)	$(1,612,416)
Federal National Mortgage Assoc.	3.500%	TBA	03/13/24	(500)	(455,272)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,083,907)					$(2,067,688)

See Notes to Financial Statements.

PGIM Core Bond Fund 57

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(24)

(premiums received $0)

Futures contracts outstanding at January 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
25	3 Month CME SOFR	Mar. 2024	$5,915,313	$4,611
18	3 Month CME SOFR	Jun. 2024	4,271,175	11,870
18	3 Month CME SOFR	Sep. 2024	4,292,550	24,979
526	2 Year U.S. Treasury Notes	Mar. 2024	108,175,188	818,295
188	5 Year U.S. Treasury Notes	Mar. 2024	20,377,438	10,255
420	10 Year U.S. Treasury Notes	Mar. 2024	47,177,815	276,668
339	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	43,805,156	2,091,874

				3,238,552

Short Positions:
52	10 Year U.S. Ultra Treasury Notes	Mar. 2024	6,077,500	(218,710)
404	20 Year U.S. Treasury Bonds	Mar. 2024	49,426,875	(2,718,632)

				(2,937,342)

				$301,210

Credit default swap agreements outstanding at January 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/24	0.500%(M)	9,572	*	$6,239	$(62)	$6,301	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	18,730	0.564%	$286,309	$381,422	$95,113

See Notes to Financial Statements.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Core Bond Fund 59

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Interest rate swap agreements outstanding at January 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
79,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$126,756	$126,756
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	13,868	13,868
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	60,945	60,945
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	90,741	90,741
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(207,452)	(207,452)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	415	(40,096)	(40,511)

				$415	$44,762	$44,347

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.790%	JPM	03/20/24	(7,716)	$(629,852)	$—	$(629,852)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	JPM	02/05/24	17,605	(646,117)	—	(646,117)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	BOA	03/08/24	29,165	(28,133)	—	(28,133)
U.S. Treasury Bond(T)	1 Day USOIS +22 bps(T)/ 5.550%	JPM	06/04/24	19,925	757,499	—	757,499
U.S. Treasury Bond(T)	1 Day USOIS +21 bps(T)/ 5.540%	GSI	07/10/24	40,595	28,859	—	28,859
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	GSI	08/01/24	22,845	152,800	—	152,800

					$(364,944)	$—	$(364,944)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(62)	$945,459	$(1,304,102)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$4,151,854

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$88,201,855	$—
Collateralized Loan Obligations	—	242,207,872	—
Consumer Loans	—	13,090,315	—
Credit Cards	—	2,052,708	—
Equipment	—	2,137,087	—
Home Equity Loans	—	2,108,635	—
Other	—	973,530	—
Student Loans	—	6,222,912	—
Commercial Mortgage-Backed Securities	—	242,392,545	—
Corporate Bonds	—	538,699,011	—
Municipal Bonds	—	6,489,514	—
Residential Mortgage-Backed Securities	—	51,155,542	—

See Notes to Financial Statements.

PGIM Core Bond Fund 61

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds	$—	$7,294,321	$—
U.S. Government Agency Obligations	—	439,255,584	—
U.S. Treasury Obligations	—	71,695,787	—
Short-Term Investments
Affiliated Mutual Funds	75,177,241	—	—

Total	$75,177,241	$1,713,977,218	$—

Liabilities
Option Written	$—	$—	$(24)

Other Financial Instruments*
Assets
Futures Contracts	$3,238,552	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	95,113	—
OTC Credit Default Swap Agreement	—	—	6,239
Centrally Cleared Interest Rate Swap Agreements	—	292,310	—
OTC Total Return Swap Agreements	—	939,158	—

Total	$3,238,552	$1,326,581	$6,239

Liabilities
Forward Commitment Contracts	$—	$(2,067,688)	$—
Futures Contracts	(2,937,342)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(247,963)	—
OTC Total Return Swap Agreements	—	(1,304,102)	—

Total	$(2,937,342)	$(3,619,753)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

U.S. Government Agency Obligations	25.8%
Commercial Mortgage-Backed Securities	14.2
Collateralized Loan Obligations	14.2
Banks	9.9
Automobiles	5.2
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	4.4

U.S. Treasury Obligations	4.2%
Residential Mortgage-Backed Securities	3.0
Electric	2.9
Pipelines	1.8
Oil & Gas	1.8
Pharmaceuticals	1.4
Real Estate Investment Trusts (REITs)	1.4
Telecommunications	1.4

See Notes to Financial Statements.

Industry Classification (continued):

Healthcare-Services	1.0%
Agriculture	0.9
Diversified Financial Services	0.8
Consumer Loans	0.8
Media	0.8
Insurance	0.7
Aerospace & Defense	0.6
Auto Manufacturers	0.6
Mining	0.5
Packaging & Containers	0.5
Sovereign Bonds	0.4
Municipal Bonds	0.4
Student Loans	0.4
Beverages	0.3
Commercial Services	0.3
Semiconductors	0.3
Iron/Steel	0.3
Computers	0.3
Software	0.3
Foods	0.3
Biotechnology	0.2
Real Estate	0.2
Building Materials	0.2
Retail	0.2
Miscellaneous Manufacturing	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2

Lodging	0.2%
Engineering & Construction	0.1
Gas	0.1
Entertainment	0.1
Equipment	0.1
Home Equity Loans	0.1
Credit Cards	0.1
Machinery-Diversified	0.1
Transportation	0.1
Chemicals	0.1
Multi-National	0.1
Airlines	0.1
Forest Products & Paper	0.1
Other	0.0	*
Oil & Gas Services	0.0	*
Healthcare-Products	0.0	*
Water	0.0	*

	104.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(4.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$95,113	*	—	$—

See Notes to Financial Statements.

PGIM Core Bond Fund 63

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$62
Credit contracts	—	—		Options written outstanding, at value	24
Credit contracts	Unrealized appreciation on OTC swap agreements	6,301		—	—
Interest rate contracts	Due from/to broker-variation margin futures	3,238,552	*	Due from/to broker-variation margin futures	2,937,342	*
Interest rate contracts	Due from/to broker-variation margin swaps	292,310	*	Due from/to broker-variation margin swaps	247,963	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	939,158		Unrealized depreciation on OTC swap agreements	1,304,102

		$4,571,434			$4,489,493

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps

Credit contracts	$—	$—	$100,404
Interest rate contracts	(849)	478,971	(5,733,655)

Total	$(849)	$478,971	$(5,633,251)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps

Credit contracts	$72	$—	$20,138
Interest rate contracts	—	1,571,126	1,397,870

Total	$72	$1,571,126	$1,418,008

See Notes to Financial Statements.

For the six months ended January 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$283
Options Written (2)	13,790,000
Futures Contracts - Long Positions (2)	224,846,050
Futures Contracts - Short Positions (2)	85,482,714
Interest Rate Swap Agreements (2)	135,436,667
Credit Default Swap Agreements - Sell Protection (2)	32,470,261
Total Return Swap Agreements (2)	137,434,818

*	Average volume is based on average quarter end balances for the six months ended January 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$12,573,283	$(12,573,283)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BOA	$—	$(28,133)	$(28,133)	$28,133	$—
GSI	187,960	(86)	187,874	—	187,874
JPM	757,499	(1,275,969)	(518,470)	518,470	—

	$945,459	$(1,304,188)	$(358,729)	$546,603	$187,874

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Core Bond Fund 65

Statement of Assets and Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value, including securities on loan of $12,573,283:
Unaffiliated investments (cost $1,834,406,461)	$1,713,977,218
Affiliated investments (cost $75,170,953)	75,177,241
Foreign currency, at value (cost $37,563)	37,402
Receivable for investments sold	24,587,711
Dividends and interest receivable	9,266,464
Receivable for Fund shares sold	6,085,556
Unrealized appreciation on OTC swap agreements	945,459
Due from broker—variation margin futures	628,499
Due from broker—variation margin swaps	29,669
Prepaid expenses	8,652

Total Assets	1,830,743,871

Liabilities
Payable for investments purchased	103,287,705
Payable to broker for collateral for securities on loan	12,761,806
Payable for Fund shares purchased	4,776,835
Forward commitment contracts, at value (proceeds receivable $2,083,907)	2,067,688
Unrealized depreciation on OTC swap agreements	1,304,102
Management fee payable	382,287
Accrued expenses and other liabilities	306,014
Dividends payable	50,103
Distribution fee payable	37,121
Affiliated transfer agent fee payable	4,584
Premiums received for OTC swap agreements	62
Options written outstanding, at value (premiums received $0)	24

Total Liabilities	124,978,331

Net Assets	$1,705,765,540

Net assets were comprised of:
Shares of beneficial interest, at par	$194,760
Paid-in capital in excess of par	1,935,824,015
Total distributable earnings (loss)	(230,253,235)

Net assets, January 31, 2024	$1,705,765,540

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($152,397,419 ÷ 17,403,722 shares of beneficial interest issued and outstanding)	$8.76
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$9.05

Class C

Net asset value, offering price and redemption price per share, ($6,400,244 ÷ 730,525 shares of beneficial interest issued and outstanding)	$8.76

Class R

Net asset value, offering price and redemption price per share, ($19,102 ÷ 2,182 shares of beneficial interest issued and outstanding)	$8.75

Class Z

Net asset value, offering price and redemption price per share, ($409,754,637 ÷ 46,785,646 shares of beneficial interest issued and outstanding)	$8.76

Class R6

Net asset value, offering price and redemption price per share, ($1,137,194,138 ÷ 129,837,467 shares of beneficial interest issued and outstanding)	$8.76

See Notes to Financial Statements.

PGIM Core Bond Fund 67

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$35,118,943
Affiliated dividend income	929,623
Affiliated income from securities lending, net	14,583

Total income	36,063,149

Expenses
Management fee	2,572,892
Distribution fee(a)	205,904
Transfer agent’s fees and expenses (including affiliated expense of $11,799)(a)	229,134
Registration fees(a)	63,480
Shareholders’ reports	62,930
Custodian and accounting fees	48,412
Audit fee	34,043
Professional fees	23,105
Trustees’ fees	13,045
SEC registration fees	7,612
Miscellaneous	30,984

Total expenses	3,291,541
Less: Fee waiver and/or expense reimbursement(a)	(430,469)
Distribution fee waiver(a)	(23)

Net expenses	2,861,049

Net investment income (loss)	33,202,100

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,050)	(11,287,892)
Futures transactions	478,971
Swap agreement transactions	(5,633,251)

(16,442,172)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,011)	44,386,837
Futures	1,571,126
Options written	72
Swap agreements	1,418,008
Foreign currencies	(650)

47,375,393

Net gain (loss) on investment and foreign currency transactions	30,933,221

Net Increase (Decrease) In Net Assets Resulting From Operations	$64,135,321

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	176,073	29,762	69	—	—
Transfer agent’s fees and expenses	45,431	3,430	46	169,973	10,254
Registration fees	11,444	6,602	3,562	21,697	20,175
Fee waiver and/or expense reimbursement	(19,133)	(6,975)	(3,597)	(224,288)	(176,476)
Distribution fee waiver	—	—	(23)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund 69

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$33,202,100	$49,064,942
Net realized gain (loss) on investment transactions	(16,442,172)	(40,154,083)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,375,393	(49,476,958)

Net increase (decrease) in net assets resulting from operations	64,135,321	(40,566,099)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,026,821)	(4,715,077)
Class C	(103,715)	(148,157)
Class R	(365)	(523)
Class Z	(8,885,254)	(11,466,521)
Class R6	(24,812,664)	(36,832,538)

	(36,828,819)	(53,162,816)

Tax return of capital distributions
Class A	—	(10,434)
Class C	—	(328)
Class R	—	(1)
Class Z	—	(25,374)
Class R6	—	(81,507)

	—	(117,644)

Total dividends and distributions	(36,828,819)	(53,280,460)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	323,467,491	578,723,552
Net asset value of shares issued in reinvestment of dividends and distributions	36,519,273	52,915,340
Cost of shares purchased	(255,585,808)	(434,744,501)

Net increase (decrease) in net assets from Fund share transactions	104,400,956	196,894,391

Total increase (decrease)	131,707,458	103,047,832

Net Assets:

Beginning of period	1,574,058,082	1,471,010,250

End of period	$1,705,765,540	$1,574,058,082

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.62		$9.21		$10.53	$10.78	$10.09		$9.63
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.27		0.16	0.15	0.21		0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.57)		(1.29)	(0.13)	0.74		0.49
Total from investment operations	0.32		(0.30)		(1.13)	0.02	0.95		0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.29)		(0.19)	(0.20)	(0.26)		(0.29)
Tax return of capital distributions	-		(-	)(b)	-	-	-		-
Distributions from net realized gains	-		-		-	(0.07)	(-	)(b)	-
Total dividends and distributions	(0.18)		(0.29)		(0.19)	(0.27)	(0.26)		(0.29)
Net asset value, end of period	$8.76		$8.62		$9.21	$10.53	$10.78		$10.09
Total Return(c):	3.82%		(3.20)%		(10.81)%	0.17%	9.50%		7.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$152,397		$141,074		$148,963	$216,235	$181,510		$75,923
Average net assets (000)	$140,093		$140,822		$180,069	$202,963	$119,286		$59,735
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%		0.65%	0.66%	0.70%		0.70%
Expenses before waivers and/or expense reimbursement	0.68	%(e)	0.68%		0.68%	0.69%	0.75%		0.82%
Net investment income (loss)	3.84	%(e)	3.07%		1.62%	1.42%	2.01%		2.66%
Portfolio turnover rate(f)(g)	65%		207%		141%	117%	90%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 71

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.63		$9.21		$10.53	$10.79	$10.10		$9.64
Income (loss) from investment operations:
Net investment income (loss)	0.13	(b)	0.20		0.08	0.07	0.13		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(c)	(0.56)		(1.29)	(0.15)	0.74		0.48
Total from investment operations	0.28		(0.36)		(1.21)	(0.08)	0.87		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.22)		(0.11)	(0.11)	(0.18)		(0.21)
Tax return of capital distributions	-		(-	)(d)	-	-	-		-
Distributions from net realized gains	-		-		-	(0.07)	(-	)(d)	-
Total dividends and distributions	(0.15)		(0.22)		(0.11)	(0.18)	(0.18)		(0.21)
Net asset value, end of period	$8.76		$8.63		$9.21	$10.53	$10.79		$10.10
Total Return(e):	3.29%		(3.87)%		(11.52)%	(0.71)%	8.68%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,400		$5,920		$5,692	$7,664	$8,596		$4,042
Average net assets (000)	$5,920		$5,784		$6,519	$8,268	$6,244		$3,593
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.45	%(g)	1.45%		1.45%	1.45%	1.45%		1.45%
Expenses before waivers and/or expense reimbursement	1.68	%(g)	1.74%		1.64%	1.60%	1.78%		1.95%
Net investment income (loss)	3.04	%(g)	2.28%		0.84%	0.64%	1.25%		1.91%
Portfolio turnover rate(h)(i)	65%		207%		141%	117%	90%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.62		$9.20		$10.52	$10.78	$10.09		$9.63
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.24		0.13	0.12	0.19		0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(0.56)		(1.29)	(0.14)	0.73		0.49
Total from investment operations	0.30		(0.32)		(1.16)	(0.02)	0.92		0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.26)		(0.16)	(0.17)	(0.23)		(0.26)
Tax return of capital distributions	-		(-	)(b)	-	-	-		-
Distributions from net realized gains	-		-		-	(0.07)	(-	)(b)	-
Total dividends and distributions	(0.17)		(0.26)		(0.16)	(0.24)	(0.23)		(0.26)
Net asset value, end of period	$8.75		$8.62		$9.20	$10.52	$10.78		$10.09
Total Return(c):	3.55%		(3.39)%		(11.10)%	(0.22)%	9.23%		7.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$18		$18	$21	$18		$16
Average net assets (000)	$18		$17		$19	$18	$17		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%		0.95%	0.95%	0.95%		0.95%
Expenses before waivers and/or expense reimbursement	40.49	%(e)	39.10%		38.21%	55.36%	102.99%		89.73%
Net investment income (loss)	3.54	%(e)	2.77%		1.34%	1.13%	1.80%		2.41%
Portfolio turnover rate(f)(g)	65%		207%		141%	117%	90%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 73

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.62		$9.21		$10.53	$10.78	$10.09		$9.63
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30		0.20	0.19	0.25		0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.57)		(1.30)	(0.14)	0.73		0.49
Total from investment operations	0.34		(0.27)		(1.10)	0.05	0.98		0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)		(0.22)	(0.23)	(0.29)		(0.31)
Tax return of capital distributions	-		(-	)(b)	-	-	-		-
Distributions from net realized gains	-		-		-	(0.07)	(-	)(b)	-
Total dividends and distributions	(0.20)		(0.32)		(0.22)	(0.30)	(0.29)		(0.31)
Net asset value, end of period	$8.76		$8.62		$9.21	$10.53	$10.78		$10.09
Total Return(c):	3.87%		(2.78)%		(10.53)%	0.41%	9.98%		8.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$409,755		$363,763		$291,666	$276,537	$282,256		$162,803
Average net assets (000)	$383,910		$311,324		$279,332	$285,073	$220,426		$115,704
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%		0.33%	0.33%	0.35%		0.44%
Expenses before waivers and/or expense reimbursement	0.45	%(e)	0.47%		0.47%	0.46%	0.49%		0.53%
Net investment income (loss)	4.15	%(e)	3.40%		1.99%	1.76%	2.38%		2.92%
Portfolio turnover rate(f)(g)	65%		207%		141%	117%	90%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,

	2024		2023		2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.62		$9.21		$10.53	$10.79	$10.10		$9.64
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30		0.20	0.19	0.25		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.57)		(1.30)	(0.15)	0.73		0.49
Total from investment operations	0.34		(0.27)		(1.10)	0.04	0.98		0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)		(0.22)	(0.23)	(0.29)		(0.32)
Tax return of capital distributions	-		(-	)(b)	-	-	-		-
Distributions from net realized gains	-		-		-	(0.07)	(-	)(b)	-
Total dividends and distributions	(0.20)		(0.32)		(0.22)	(0.30)	(0.29)		(0.32)
Net asset value, end of period	$8.76		$8.62		$9.21	$10.53	$10.79		$10.10
Total Return(c):	3.87%		(2.77)%		(10.52)%	0.42%	10.00%		8.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,137,194		$1,063,282		$1,024,671	$944,968	$716,750		$367,985
Average net assets (000)	$1,069,376		$1,000,004		$1,045,549	$836,649	$595,755		$309,110
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%		0.32%	0.32%	0.33%		0.39%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%		0.35%	0.36%	0.38%		0.44%
Net investment income (loss)	4.17	%(e)	3.40%		1.98%	1.76%	2.39%		2.97%
Portfolio turnover rate(f)(g)	65%		207%		141%	117%	90%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 75

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Core Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM Core Bond Fund 77

Notes to Financial Statements  (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund

PGIM Core Bond Fund 79

Notes to Financial Statements  (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

PGIM Core Bond Fund 81

Notes to Financial Statements  (unaudited) (continued)

risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably

PGIM Core Bond Fund 83

Notes to Financial Statements  (unaudited) (continued)

determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

PGIM Core Bond Fund 85

Notes to Financial Statements (unaudited) (continued)

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.32% of average daily net assets up to $10 billion;	0.32%
0.31% of average daily net assets over $10 billion.

The Manager has contractually agreed, through November 30, 2023, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.70%
C	1.45
R	0.95
Z	0.33
R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

PGIM Core Bond Fund 87

Notes to Financial Statements (unaudited) (continued)

distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2023 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended January 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$113,343	$507
C	—	49

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by

PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,181,664,411	$1,060,266,002

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$66,476,191	$224,163,537	$228,295,205	$ —	$ —	$62,344,523	62,344,523	$929,623

PGIM Institutional Money Market Fund (7-day effective yield 5.727%)(1)(b)(wb)
12,756,348	88,547,961	88,475,652	2,011	2,050	12,832,718	12,836,569	14,583	(2)
$79,232,539	$312,711,498	$316,770,857	$2,011	$2,050	$75,177,241		$944,206

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Core Bond Fund 89

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,907,544,350	$17,879,507	$(138,255,145)	$(120,375,638)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$83,898,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,236	56.6%
Z	43,027	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	82.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2024:
Shares sold	3,496,643	$29,879,990
Shares issued in reinvestment of dividends and distributions	354,708	3,024,145
Shares purchased	(2,793,117)	(23,737,223)
Net increase (decrease) in shares outstanding before conversion	1,058,234	9,166,912
Shares issued upon conversion from other share class(es)	49,772	420,022
Shares purchased upon conversion into other share class(es)	(64,895)	(549,721)
Net increase (decrease) in shares outstanding	1,043,111	$9,037,213

Year ended July 31, 2023:
Shares sold	4,454,426	$38,877,990
Shares issued in reinvestment of dividends and distributions	543,967	4,719,467
Shares purchased	(4,751,908)	(41,265,671)
Net increase (decrease) in shares outstanding before conversion	246,485	2,331,786
Shares issued upon conversion from other share class(es)	237,188	2,064,917
Shares purchased upon conversion into other share class(es)	(303,211)	(2,641,748)
Net increase (decrease) in shares outstanding	180,462	$1,754,955

PGIM Core Bond Fund 91

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended January 31, 2024:
Shares sold	232,161	$1,987,299
Shares issued in reinvestment of dividends and distributions	12,098	103,229
Shares purchased	(165,047)	(1,405,395)
Net increase (decrease) in shares outstanding before conversion	79,212	685,133
Shares purchased upon conversion into other share class(es)	(34,895)	(297,843)
Net increase (decrease) in shares outstanding	44,317	$387,290

Year ended July 31, 2023:
Shares sold	365,621	$3,188,839
Shares issued in reinvestment of dividends and distributions	17,022	147,786
Shares purchased	(230,949)	(2,003,937)
Net increase (decrease) in shares outstanding before conversion	151,694	1,332,688
Shares purchased upon conversion into other share class(es)	(83,439)	(724,384)
Net increase (decrease) in shares outstanding	68,255	$608,304

Class R
Six months ended January 31, 2024:
Shares sold	17	$144
Shares issued in reinvestment of dividends and distributions	43	365
Shares purchased	(1)	(9)
Net increase (decrease) in shares outstanding	59	$500

Year ended July 31, 2023:
Shares sold	155	$1,344
Shares issued in reinvestment of dividends and distributions	60	524
Shares purchased	(2)	(15)
Net increase (decrease) in shares outstanding	213	$1,853

Class Z
Six months ended January 31, 2024:
Shares sold	17,936,418	$151,202,561
Shares issued in reinvestment of dividends and distributions	1,041,083	8,874,550
Shares purchased	(14,387,244)	(121,119,034)
Net increase (decrease) in shares outstanding before conversion	4,590,257	38,958,077
Shares issued upon conversion from other share class(es)	66,765	565,003
Shares purchased upon conversion into other share class(es)	(48,516)	(406,743)
Net increase (decrease) in shares outstanding	4,608,506	$39,116,337

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	33,451,668	$290,003,200
Shares issued in reinvestment of dividends and distributions	1,317,293	11,434,447
Shares purchased	(23,744,306)	(206,503,055)
Net increase (decrease) in shares outstanding before conversion	11,024,655	94,934,592
Shares issued upon conversion from other share class(es)	457,223	3,999,408
Shares purchased upon conversion into other share class(es)	(980,541)	(8,482,654)
Net increase (decrease) in shares outstanding	10,501,337	$90,451,346

Class R6
Six months ended January 31, 2024:
Shares sold	16,527,252	$140,397,497
Shares issued in reinvestment of dividends and distributions	2,876,386	24,516,984
Shares purchased	(12,880,583)	(109,324,147)
Net increase (decrease) in shares outstanding before conversion	6,523,055	55,590,334
Shares issued upon conversion from other share class(es)	88,715	751,900
Shares purchased upon conversion into other share class(es)	(56,920)	(482,618)
Net increase (decrease) in shares outstanding	6,554,850	$55,859,616

Year ended July 31, 2023:
Shares sold	28,365,083	$246,652,179
Shares issued in reinvestment of dividends and distributions	4,218,707	36,613,116
Shares purchased	(21,247,214)	(184,971,823)
Net increase (decrease) in shares outstanding before conversion	11,336,576	98,293,472
Shares issued upon conversion from other share class(es)	955,008	8,257,160
Shares purchased upon conversion into other share class(es)	(282,113)	(2,472,699)
Net increase (decrease) in shares outstanding	12,009,471	$104,077,933

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

PGIM Core Bond Fund 93

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2024.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

PGIM Core Bond Fund 95

Notes to Financial Statements (unaudited) (continued)

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

PGIM Core Bond Fund 97

Notes to Financial Statements (unaudited) (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX

CUSIP	875921769	875921751	875921736	875921801	875921744

MF226E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

  Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 19, 2024